UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street York, New York 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Global Infrastructure Fund, Goldman Sachs Global Real Estate Securities Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Tax-Managed Equity Fund, and Goldman Sachs Managed Futures Strategy Fund is filed herewith.

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Infrastructure Fund

Class A: GGIAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.27%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$85,697,392
  # of Portfolio Holdings50
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$700,747

Goldman Sachs Global Infrastructure Fund

Class A

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U833-SAR-0624     Class A

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Infrastructure Fund

Class C: GGICX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	2.02%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$85,697,392
  # of Portfolio Holdings50
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$700,747

Goldman Sachs Global Infrastructure Fund

Class C

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U825-SAR-0624     Class C

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Infrastructure Fund

Institutional Class: GGIDX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.99%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$85,697,392
  # of Portfolio Holdings50
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$700,747

Goldman Sachs Global Infrastructure Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U817-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Infrastructure Fund

Investor Class: GGINX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	1.02%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$85,697,392
  # of Portfolio Holdings50
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$700,747

Goldman Sachs Global Infrastructure Fund

Investor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U791-SAR-0624     Investor Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Infrastructure Fund

Class R6: GGIJX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.98%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$85,697,392
  # of Portfolio Holdings50
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$700,747

Goldman Sachs Global Infrastructure Fund

Class R6

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38148U775-SAR-0624     Class R6

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Infrastructure Fund

Class P: GGWPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Infrastructure Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Utilities	38.1%
Energy	28.4%
Industrials	15.6%
Real Estate	12.1%
Communication Services	2.5%
Investment Company	0.9%
Materials	0.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$49	0.98%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$85,697,392
  # of Portfolio Holdings50
  Portfolio Turnover Rate12%
  Total Net Advisory Fees Paid$700,747

Goldman Sachs Global Infrastructure Fund

Class P

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Infrastructure Fund

38150B756-SAR-0624     Class P

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Real Estate Securities Fund

Class A: GARGX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.33%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$54,376,199
  # of Portfolio Holdings65
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$533,330

Goldman Sachs Global Real Estate Securities Fund

Class A

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U767-SAR-0624     Class A

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Real Estate Securities Fund

Class C: GARKX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	2.08%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$54,376,199
  # of Portfolio Holdings65
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$533,330

Goldman Sachs Global Real Estate Securities Fund

Class C

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U759-SAR-0624     Class C

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Real Estate Securities Fund

Institutional Class: GARSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.98%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$54,376,199
  # of Portfolio Holdings65
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$533,330

Goldman Sachs Global Real Estate Securities Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U742-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Real Estate Securities Fund

Investor Class: GARJX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$53	1.08%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$54,376,199
  # of Portfolio Holdings65
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$533,330

Goldman Sachs Global Real Estate Securities Fund

Investor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U734-SAR-0624     Investor Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Real Estate Securities Fund

Class R6: GARVX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$47	0.97%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$54,376,199
  # of Portfolio Holdings65
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$533,330

Goldman Sachs Global Real Estate Securities Fund

Class R6

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38148U718-SAR-0624     Class R6

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Global Real Estate Securities Fund

Class P: GGUPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Global Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	95.6%
Investment Company	1.8%
Communication Services	0.9%
Consumer Discretionary	0.6%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$47	0.97%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$54,376,199
  # of Portfolio Holdings65
  Portfolio Turnover Rate17%
  Total Net Advisory Fees Paid$533,330

Goldman Sachs Global Real Estate Securities Fund

Class P

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Global Real Estate Securities Fund

38150B731-SAR-0624     Class P

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Class A: GREAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.21%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Class A

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V829-SAR-0624     Class A

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Class C: GRECX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.96%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Class C

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V795-SAR-0624     Class C

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Institutional Class: GREIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.87%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V787-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Service Class: GRESX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$68	1.37%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38142V779-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Investor Class: GRETX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.96%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Investor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N428-SAR-0624     Investor Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Class R6: GREUX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.86%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Class R6

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38147X275-SAR-0624     Class R6

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Class R: GRERX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.46%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Class R

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38145N436-SAR-0624     Class R

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Real Estate Securities Fund

Class P: GMJPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Real Estate Securities Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Real Estate	97.3%
Consumer Discretionary	1.8%
Investment Company	0.0%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$43	0.86%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$89,500,454
  # of Portfolio Holdings34
  Portfolio Turnover Rate8%
  Total Net Advisory Fees Paid$379,718

Goldman Sachs Real Estate Securities Fund

Class P

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Real Estate Securities Fund

38150B434-SAR-0624     Class P

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class A: GATMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$62	1.21%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$951,164,262
  # of Portfolio Holdings256
  Portfolio Turnover Rate104%
  Total Net Advisory Fees Paid$3,602,762

Goldman Sachs International Tax-Managed Equity Fund

Class A

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N528-SAR-0624     Class A

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class C: GCTMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$101	1.96%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$951,164,262
  # of Portfolio Holdings256
  Portfolio Turnover Rate104%
  Total Net Advisory Fees Paid$3,602,762

Goldman Sachs International Tax-Managed Equity Fund

Class C

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N510-SAR-0624     Class C

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class: GHTMX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.90%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$951,164,262
  # of Portfolio Holdings256
  Portfolio Turnover Rate104%
  Total Net Advisory Fees Paid$3,602,762

Goldman Sachs International Tax-Managed Equity Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38144N536-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs International Tax-Managed Equity Fund

Investor Class: GITRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	0.96%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$951,164,262
  # of Portfolio Holdings256
  Portfolio Turnover Rate104%
  Total Net Advisory Fees Paid$3,602,762

Goldman Sachs International Tax-Managed Equity Fund

Investor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38145C539-SAR-0624     Investor Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class R6: GHTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.89%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$951,164,262
  # of Portfolio Holdings256
  Portfolio Turnover Rate104%
  Total Net Advisory Fees Paid$3,602,762

Goldman Sachs International Tax-Managed Equity Fund

Class R6

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150C606-SAR-0624     Class R6

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs International Tax-Managed Equity Fund

Class P: GGCPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs International Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Financials	20.4%
Industrials	17.3%
Health Care	12.2%
Information Technology	10.6%
Consumer Discretionary	9.0%
Consumer Staples	6.9%
Materials	5.9%
Energy	2.6%
Real Estate	2.5%
Other Sectors	3.5%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.89%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$951,164,262
  # of Portfolio Holdings256
  Portfolio Turnover Rate104%
  Total Net Advisory Fees Paid$3,602,762

Goldman Sachs International Tax-Managed Equity Fund

Class P

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs International Tax-Managed Equity Fund

38150B566-SAR-0624     Class P

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A: GCTAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	1.01%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$3,309,294,123
  # of Portfolio Holdings259
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$9,649,111

Goldman Sachs U.S. Tax-Managed Equity Fund

Class A

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y674-SAR-0624     Class A

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C: GCTCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$95	1.76%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$3,309,294,123
  # of Portfolio Holdings259
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$9,649,111

Goldman Sachs U.S. Tax-Managed Equity Fund

Class C

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y658-SAR-0624     Class C

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class: GCTIX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$37	0.69%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$3,309,294,123
  # of Portfolio Holdings259
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$9,649,111

Goldman Sachs U.S. Tax-Managed Equity Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y641-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class: GCTSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$64	1.19%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$3,309,294,123
  # of Portfolio Holdings259
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$9,649,111

Goldman Sachs U.S. Tax-Managed Equity Fund

Service Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38142Y633-SAR-0624     Service Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class: GQIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$41	0.76%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$3,309,294,123
  # of Portfolio Holdings259
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$9,649,111

Goldman Sachs U.S. Tax-Managed Equity Fund

Investor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38145C521-SAR-0624     Investor Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6: GCTRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.68%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$3,309,294,123
  # of Portfolio Holdings259
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$9,649,111

Goldman Sachs U.S. Tax-Managed Equity Fund

Class R6

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150C705-SAR-0624     Class R6

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P: GSDPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs U.S. Tax-Managed Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities and may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Information Technology	32.0%
Financials	13.6%
Health Care	13.5%
Consumer Discretionary	11.3%
Industrials	8.7%
Communication Services	7.7%
Consumer Staples	2.6%
Energy	2.6%
Real Estate	2.4%
Other Sectors	2.3%

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$37	0.68%

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$3,309,294,123
  # of Portfolio Holdings259
  Portfolio Turnover Rate49%
  Total Net Advisory Fees Paid$9,649,111

Goldman Sachs U.S. Tax-Managed Equity Fund

Class P

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

The sector allocation chart included herein categorizes investments using the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs U.S. Tax-Managed Equity Fund

38150B178-SAR-0624     Class P

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Managed Futures Strategy Fund

Class A: GMSAX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$77	1.51%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$300,978,270
  # of Portfolio Holdings145
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,257,362

Goldman Sachs Managed Futures Strategy Fund

Class A

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C422-SAR-0624     Class A

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Managed Futures Strategy Fund

Class C: GMSCX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$115	2.26%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$300,978,270
  # of Portfolio Holdings0
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,257,362

Goldman Sachs Managed Futures Strategy Fund

Class C

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C414-SAR-0624     Class C

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Managed Futures Strategy Fund

Institutional Class: GMSSX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$59	1.15%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$300,978,270
  # of Portfolio Holdings145
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,257,362

Goldman Sachs Managed Futures Strategy Fund

Institutional Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C398-SAR-0624     Institutional Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Managed Futures Strategy Fund

Investor Class: GFIRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$64	1.26%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$300,978,270
  # of Portfolio Holdings145
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,257,362

Goldman Sachs Managed Futures Strategy Fund

Investor Class

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C380-SAR-0624     Investor Class

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Managed Futures Strategy Fund

Class R6: GMSWX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$58	1.14%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$300,978,270
  # of Portfolio Holdings145
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,257,362

Goldman Sachs Managed Futures Strategy Fund

Class R6

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150C879-SAR-0624     Class R6

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Managed Futures Strategy Fund

Class R: GFFRX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$90	1.76%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$300,978,270
  # of Portfolio Holdings145
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,257,362

Goldman Sachs Managed Futures Strategy Fund

Class R

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38145C372-SAR-0624     Class R

1

Semi - Annual Shareholder Report

June 30, 2024

Goldman Sachs Managed Futures Strategy Fund

Class P: GMQPX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Managed Futures Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Asset Class Exposure (%)*

	Gross	Long	Short	Net
Developed Markets Equity	98.4	78.2	20.3	57.9
Developed Markets Currency	48.9	22.0	26.9	- 4.9
Emerging Markets Equity	27.6	18.9	8.7	10.1
Emerging Markets Currency	38.3	17.2	21.0	- 3.8
Long-Term Fixed Income	198.0	111.9	86.1	25.9
Medium-Term Fixed Income	22.4	5.3	17.1	- 11.8
Short-Term Fixed Income	142.7	18.3	124.4	- 106.1
Commodities	25.6	17.2	8.4	8.8
Developed Markets Equity Volatility	5.0	2.4	2.7	- 0.3

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$56	1.09%

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted and the impact of offsetting forward foreign currency exchange contracts remains in the gross exposure until settlement date.

Key Fund Statistics (as of June 30, 2024)

  Total Net Assets$300,978,270
  # of Portfolio Holdings145
  Portfolio Turnover Rate0%
  Total Net Advisory Fees Paid$1,257,362

Goldman Sachs Managed Futures Strategy Fund

Class P

2

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2024 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Managed Futures Strategy Fund

38150B483-SAR-0624     Class P

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Kathryn A. Cassidy and Michael Latham are each an “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2024 Alternative Funds I Goldman Sachs Managed Futures Strategy

Goldman Sachs Alternative Funds I

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments June 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company – 76.1%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
228,983,766	5.213%	$228,983,766

(Cost $228,983,766)

TOTAL INVESTMENTS – 76.1% (Cost $228,983,766)		$228,983,766

OTHER ASSETS IN EXCESS OF LIABILITIES – 23.9%		71,994,504

NET ASSETS – 100.0%		$300,978,270

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
100 oz Gold	24	08/28/24	$5,605,200	$(51,466)
Brent Crude Oil	49	07/31/24	4,162,060	(2,276)
Coffee “C”	86	09/18/24	7,341,713	(158,560)
E-Mini Dow	34	09/20/24	6,709,730	67,488
EURO STOXX 50 Index	257	09/20/24	13,558,040	(85,858)
Euro-BTP	44	09/06/24	5,432,675	(78,255)
Feeder Cattle	22	08/29/24	2,849,275	(34,221)
FTSE 100 Index	89	09/20/24	9,238,910	5,228
FTSE China A50 Index	647	07/30/24	7,700,594	(15,668)
FTSE Taiwan Index Equity Index	98	07/30/24	7,560,700	(100,681)
FTSE/JSE Top 40 Index	354	09/19/24	14,348,151	529,545
FTSE/MIB Index	57	09/20/24	10,184,000	80,285
HSCEI	210	07/30/24	8,423,880	(164,475)
KOSPI 200 Index	120	09/12/24	8,420,269	303,167
Live Cattle	27	08/30/24	2,000,970	43,495
LME Copper Base Metal	17	07/15/24	4,033,020	(181,632)
LME Copper Base Metal	20	08/19/24	4,773,145	(170,606)
LME Lead Base Metal	162	07/15/24	8,866,017	(120,070)
LME Lead Base Metal	150	08/19/24	8,297,813	(31,400)
LME Nickel Base Metal	38	07/15/24	3,897,259	(650,300)
LME Nickel Base Metal	44	08/19/24	4,538,223	(202,611)
LME Primary Aluminium	118	08/19/24	7,402,081	(251,439)
LME Primary Aluminium	116	07/15/24	7,222,508	(222,424)
LME Zinc Base Metal	87	08/19/24	6,341,321	128,047
LME Zinc Base Metal	71	07/15/24	5,130,371	(130,010)
Milling Wheat	45	09/10/24	541,566	(67,951)
Mini VSTOXX®Index	4,075	07/17/24	7,069,880	(276,990)
NASDAQ 100 E-Mini Index	17	09/20/24	6,775,265	21,439
Natural Gas	6	07/29/24	156,420	(14,725)
Nikkei 225 Index	30	09/12/24	7,380,198	162,283
OMXS30 Index	263	07/19/24	6,396,962	(1,960)
Platinum	31	10/29/24	1,564,880	(10,631)
S&P 400 E-Mini MidCap Index	8	09/20/24	2,366,480	(8,766)
S&P 500 E-Mini Index	356	09/20/24	98,282,700	320,469
S&P/TSX 60 Index	130	09/19/24	24,906,253	169,699

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Soybean Meal	33	08/14/24	$1,143,780	$(16,789)
SPI 200 Index	211	09/19/24	27,349,301	140,300
TOPIX Index	126	09/12/24	22,010,255	319,424
TurkDEX ISE 30	2,735	08/29/24	10,398,817	(206,514)
U.S. Treasury 10 Year Note	167	09/19/24	18,346,516	(91,646)
U.S. Treasury Long Bond	86	09/19/24	10,137,250	(139,919)
WTI Crude Oil	56	07/22/24	4,564,560	6,705

Total				$(1,190,269)

Short position contracts:
Australian 10 year Bond	(91)	09/16/24	(6,852,222)	39,330
CAC 40 10 Euro Index	(13)	07/19/24	(1,043,133)	24,040
CBOE Volatality Index	(571)	07/17/24	(8,007,019)	185,952
Cocoa	(7)	09/13/24	(526,400)	104,438
Corn	(229)	09/13/24	(4,677,325)	405,700
Cotton No. 2	(79)	12/06/24	(2,871,255)	3,779
Euro-OAT	(146)	09/06/24	(19,250,892)	300,186
German Stock Index	(2)	09/20/24	(985,435)	556
Hang Seng Index	(30)	07/30/24	(3,386,455)	59,691
Hard Red Winter Wheat	(34)	09/13/24	(998,325)	136,588
IBEX 35 Index	(8)	07/19/24	(931,813)	1,563
Lean Hogs	(12)	08/14/24	(429,840)	12,569
LME Copper Base Metal	(17)	07/15/24	(4,033,020)	231,877
LME Lead Base Metal	(91)	08/19/24	(5,034,006)	(163,661)
LME Lead Base Metal	(162)	07/15/24	(8,866,017)	48,834
LME Nickel Base Metal	(59)	08/19/24	(6,085,345)	(38,078)
LME Nickel Base Metal	(38)	07/15/24	(3,897,259)	354,308
LME Primary Aluminium	(116)	07/15/24	(7,222,508)	385,135
LME Zinc Base Metal	(71)	07/15/24	(5,130,371)	(58,115)
Low Sulphur Gasoil	(17)	08/12/24	(1,331,100)	(62,934)
MSCI EAFE E-Mini Index	(269)	09/20/24	(31,516,040)	(146,906)
MSCI EAFE E-Mini Index	(225)	09/20/24	(12,242,250)	(95,373)
NY Harbor USLD	(15)	07/31/24	(1,599,633)	(21,908)
Palladium	(11)	09/26/24	(1,067,000)	(11,958)
RBOB Gasoline	(1)	07/31/24	(105,370)	(305)
Russell 2000 E-Mini Index	(210)	09/20/24	(21,682,500)	(59,716)
S&P 500 E-Mini Index	(5)	09/20/24	(1,380,375)	(4,642)
SET50 Index	(3,201)	09/27/24	(14,010,344)	3,330
Silver	(5)	09/26/24	(735,250)	12,986
Soybean	(50)	11/14/24	(2,763,750)	75,247
Soybean Oil	(54)	08/14/24	(1,428,192)	12,728
Sugar No. 11	(146)	09/30/24	(3,319,456)	(204,389)
U.S. Treasury 10 Year Ultra Note	(265)	09/19/24	(30,019,531)	235,512
Wheat	(67)	09/13/24	(1,927,087)	15,323

Total				$1,781,687

Total Futures Contracts				$591,418

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
	USD	10,984,838	BRL	57,820,000	7/2/2024	$641,553
	USD	12,013,255	BRL	65,500,000	8/2/2024	340,182

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.
(continued)
	AUD	43,280,000	USD	28,775,608	9/18/2024	$155,922
	CAD	2,797,000	USD	2,047,548	9/18/2024	834
	EUR	14,240,000	USD	15,305,643	9/18/2024	3,359
	INR	1,821,000,000	USD	21,736,017	9/18/2024	49,413
	USD	1,535,921	CHF	1,355,000	9/18/2024	13,208
	USD	7,612,119	COP	31,768,000,000	9/18/2024	53,336
	USD	5,577,646	CZK	129,200,000	9/18/2024	44,439
	USD	11,599,355	EUR	10,713,000	9/18/2024	82,126
	USD	23,487,568	GBP	18,507,000	9/18/2024	79,105
	USD	3,813,134	HUF	1,402,078,000	9/18/2024	22,126
	USD	21,936,792	IDR	357,120,000,000	9/18/2024	140,330
	USD	11,677,705	JPY	1,798,949,000	9/18/2024	359,803
	USD	4,405,761	MXN	81,000,000	9/18/2024	32,807
	USD	9,916,720	NOK	105,300,000	9/18/2024	34,908
	USD	39,682,267	NZD	64,620,000	9/18/2024	322,682
	USD	4,522,478	SEK	47,343,000	9/18/2024	37,482
	ZAR	294,560,000	USD	15,407,361	9/18/2024	685,230
	USD	22,829,016	KRW	31,260,000,000	9/19/2024	78,832
	USD	1,399,818	CLP	1,310,000,000	9/23/2024	8,521

TOTAL						$3,186,198

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.
	BRL	57,820,000	USD	10,634,541	7/2/2024	(291,256)
	CAD	11,800,000	USD	8,657,896	9/18/2024	(16,172)
	COP	47,322,000,000	USD	12,023,418	9/18/2024	(763,764)
	CZK	299,744,000	USD	13,138,908	9/18/2024	(301,867)
	EUR	3,070,000	USD	3,355,942	9/18/2024	(55,475)
	GBP	32,745,750	USD	41,702,950	9/18/2024	(284,694)
	HUF	5,384,000,000	USD	14,941,904	9/18/2024	(384,376)
	JPY	56,276,000	USD	365,310	9/18/2024	(11,256)
	MXN	221,141,000	USD	12,385,591	9/18/2024	(446,832)
	NOK	310,900,000	USD	29,429,551	9/18/2024	(253,335)
	NZD	23,580,000	USD	14,449,298	9/18/2024	(86,888)
	PLN	63,979,000	USD	16,164,172	9/18/2024	(286,446)
	SEK	354,554,400	USD	34,012,704	9/18/2024	(424,315)
	USD	20,657,309	AUD	31,092,000	9/18/2024	(126,867)
	USD	50,952,591	CAD	69,773,000	9/18/2024	(145,627)
	USD	3,204,438	COP	13,508,000,000	9/18/2024	(9,615)
	USD	10,061,120	EUR	9,360,000	9/18/2024	(1,539)
	USD	13,777,882	HUF	5,128,000,000	9/18/2024	(87,461)
	USD	11,281,365	MXN	210,750,000	9/18/2024	(96,413)
	USD	8,321,202	NOK	88,700,000	9/18/2024	(2,794)
	USD	10,774,226	PLN	43,980,000	9/18/2024	(140,330)
	USD	1,992,702	ZAR	37,110,000	9/18/2024	(34,716)
	CLP	4,440,000,000	USD	4,847,351	9/23/2024	(131,810)

TOTAL						$(4,383,848)

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Schedule of Investments (continued) June 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amounts (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBSW(b)	4.250%	9/18/2025	AUD	567,770	$826,112	$(251,389)	$1,077,501
1 Day CORRA(c)	4.000	9/18/2025	CAD	16,860	22,862	–	22,862
1.250%(c)	1 Day SOFR	9/18/2025	CHF	408,910	1,470,656	1,359,604	111,052
1 Day ESTRON(c)	3.250	9/18/2025	EUR	655,380	(720,479)	(965,293)	244,814
1 Day SONIO(c)	4.750	9/18/2025	GBP	351,780	(205,222)	(480,136)	274,914
3.250 (c)	3 Month STIBOR	9/18/2025	SEK	713,890	117,325	112,880	4,445
1 Day SOFR(c)	4.750	9/18/2025	USD	895,520	435,581	(166,610)	602,191
1 Day ESTRON(c)	3.000	9/18/2026	EUR	177,060	(442,294)	(708,590)	266,296
1 Day SONIO(c)	4.500	9/18/2026	GBP	119,390	(382,675)	(554,076)	171,401
1 Day SOFR(c)	4.500	9/18/2026	USD	89,500	(160,411)	(330,501)	170,090
6 Month PRIBOR(c)	3.250	9/18/2029	CZK	758,650	803,728	–	803,728
BUBORON(c)	5.750	9/18/2029	HUF	4,637,240	255,077	–	255,077
1 Month TIIE(d)	8.500	9/18/2029	MXN	461,070	927,931	–	927,931
6 Month WIBOR(c)	4.750	9/18/2029	PLN	134,490	266,965	(341,914)	608,879
8.500 (b)	3 Month JIBAR	9/18/2029	ZAR	600,350	331,276	576,344	(245,068)
3.250 (e)	1 Day CORRA	9/18/2034	CAD	13,760	(128,024)	21,217	(149,241)
1.250 (c)	1 Day SOFR	9/18/2034	CHF	19,530	563,113	351,813	211,300
1 Day ESTRON(c)	2.750	9/18/2034	EUR	47,970	(339,512)	(556,658)	217,146
4.000 (c)	1 Day SONIO	9/18/2034	GBP	88,190	1,404,572	2,319,509	(914,937)
2.750 (c)	3 Month STIBOR	9/18/2034	SEK	150,030	216,296	224,522	(8,226)
1 Day SOFR(c)	4.000	9/18/2034	USD	70,330	(484,764)	(966,543)	481,779
2.500 (c)	1 Day ESTRON	9/18/2054	EUR	27,520	(114,810)	791,772	(906,582)
1 Day SONIO(c)	4.000	9/18/2054	GBP	32,210	(552,061)	(1,582,201)	1,030,140
3.750 (c)	1 Day SOFR	9/18/2054	USD	35,860	191,747	1,215,637	(1,023,890)

TOTAL					$4,302,989	$69,387	$4,233,602

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2024.
(b)	Payments made quarterly.
(c)	Payments made annually.
(d)	Payments made monthly.
(e)	Payments made semi-annually.

Investment Abbreviations:
BBSW	—Bank Bill Swap Rate
BUBORON	—Budapest Interbank Offered Rate
CORRA	—Canadian Overnight Repo Rate Average
ESTRON	—Euro Short-Term Rate
JIBAR	—Johannesburg Interbank Agreed Rate
PRIBOR	—Prague Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
SONIO	—Sterling Overnight Index Average
STIBOR	—Stockholm Interbank Offered Rate
TIIE	—Interbank Equilibrium Interest Rate
WIBOR	—Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations: (continued)
USD	United States Dollar
ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Assets and Liabilities(a) June 30, 2024 (Unaudited)

Managed Futures Strategy Fund(a)

Assets:

Investments in affiliated issuers, at value (cost $228,983,766)	$228,983,766
Cash	14,228,153
Foreign Currency, at value (cost $1,198,712)	1,198,813
Receivables:
Collateral on certain derivative contracts(b)	61,874,086
Fund shares sold	729,304
Reimbursement from investment adviser	26,868
Unrealized gain on forward foreign currency exchange contracts	3,186,198
Unrealized appreciation on futures contracts	1,148,201
Variation margin on futures contracts	144,307
Other assets	87,128

Total assets	311,606,824

Liabilities:

Variation margin on futures contracts	3,445,335
Unrealized loss on forward foreign currency exchange contracts	4,383,848
Unrealized depreciation on futures contracts	2,220,345
Payables:
Management fees	238,504
Fund shares redeemed	92,212
Distribution and Service fees and Transfer Agency fees	29,411
Accrued expenses	218,899

Total liabilities	10,628,554

Net Assets:

Paid-in capital	307,317,811
Total distributable loss	(6,339,541)

NET ASSETS	$300,978,270
Net Assets:
Class A	$16,974,413
Class C	3,303,025
Institutional	63,401,110
Investor	132,886,507
Class R6	60,993,046
Class R	531,791
Class P	22,888,378
Total Net Assets	$300,978,270
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,709,311
Class C	366,085
Institutional	6,108,170
Investor	12,997,035
Class R6	5,874,056
Class R	55,300
Class P	2,207,083
Net asset value, offering and redemption price per share:(c)
Class A	$9.93
Class C	9.02
Institutional	10.38
Investor	10.22
Class R6	10.38
Class R	9.62
Class P	10.37

(a)

Statement of Assets and Liabilities for the Managed Futures Strategy Fund is consolidated and includes the balances of Cayman Commodity-MFS, LLC (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Forwards	Swaps
Managed Futures Strategy Fund	$28,864,275	$9,960,000	$23,049,811

(c)

Maximum public offering price per share for Class A Shares of the Managed Futures Strategy Fund is $10.51, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statement of Operations(a) For the Six Months Ended June 30, 2024 (Unaudited)

Managed Futures Strategy Fund(a)

Investment income:

Dividends — affiliated issuers	$4,853,984

Interest	584,869

Total Investment Income	5,438,853

Expenses:

Management fees	1,523,419

Transfer Agency fees(b)	138,495

Printing and mailing costs	92,936

Professional fees	92,095

Custody, accounting and administrative services	63,362

Registration fees	60,233

Distribution and/or Service (12b-1) fees(b)	36,329

Trustee fees	9,589

Service fees — Class C	4,904

Other	1,383

Total expenses	2,022,745

Less — expense reductions	(288,916)

Net expenses	1,733,829

NET INVESTMENT INCOME	3,705,024

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Futures contracts	9,020,172

Forward foreign currency exchange contracts	1,892,539

Foreign currency transactions	(697,973)

Swap Contracts	(741,781)

Net change in unrealized gain (loss) on:

Swap Contracts	3,558,064

Futures contracts	2,400,938

Foreign currency translations	(1,259,067)

Forward foreign currency exchange contracts	(2,743,353)

Net realized and unrealized gain	11,429,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,134,563

(a) Statement of Operations for the Managed Futures Strategy Fund are consolidated and includes the balances of Cayman Commodity-MFS, LLC (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

(b) Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Managed Futures Strategy Fund	$20,256	$14,712	$1,361	$12,153	$2,943	$11,977	$101,166	$8,739	$408	$1,109

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Statements of Changes in Net Assets(a) June 30, 2024 (Unaudited)

	Managed Futures Strategy Fund(a)
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$3,705,024	$10,713,745

Net realized gain (loss)	9,472,957	(18,148,312)

Net change in unrealized gain (loss)	1,956,582	(10,355,951)

Net increase (decrease) in net assets resulting from operations	15,134,563	(17,790,518)

Distributions to shareholders:

From distributable earnings:

Institutional Shares	–	(71,159)

Class R6 Shares	–	(82,830)

Class P Shares	–	(20)

Total distributions to shareholders	–	(154,009)

From share transactions:

Proceeds from sales of shares	72,180,297	185,475,974

Reinvestment of distributions	–	152,585

Cost of shares redeemed	(74,203,205)	(348,756,220)

Net decrease in net assets resulting from share transactions	(2,022,908)	(163,127,661)

TOTAL INCREASE (DECREASE)	13,111,655	(181,072,188)

Net Assets:

Beginning of period	$287,866,615	$468,938,803

End of period	$300,978,270	$287,866,615

(a)

The Statements of Changes in Net Assets for the Managed Futures Strategy Fund are consolidated and includes the balances of Cayman Commodity-MFS, LLC (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.41		$9.82	$9.85	$10.12	$9.61	$10.03

Net investment income (loss)(a)	0.11		0.23	(0.04)	(0.19)	(0.12)	0.01

Net realized and unrealized gain (loss)	0.41		(0.64)	2.00	0.64	0.76	0.23

Total from investment operations	0.52		(0.41)	1.96	0.45	0.64	0.24

Distributions to shareholders from net investment income	–		–	(1.14)	(0.03)	–	(0.59)

Distributions to shareholders from net realized gains	–		–	(0.85)	(0.69)	(0.13)	(0.07)

Total distributions	–		–	(1.99)	(0.72)	(0.13)	(0.66)

Net asset value, end of period	$9.93		$9.41	$9.82	$9.85	$10.12	$9.61

Total Return(b)	5.31%		(4.18)%	20.08%	4.64%	6.62%	2.28%

Net assets, end of period (in 000’s)	$16,974		$16,126	$16,841	$16,922	$11,964	$7,712

Ratio of net expenses to average net assets	1.51	%(c)	1.43%	1.58%	1.83%	1.48%	1.49%

Ratio of total expenses to average net assets	1.63	%(c)	1.58%	1.71%	1.89%	1.63%	1.64%

Ratio of net investment income (loss) to average net assets	2.36	%(c)	2.44%	(0.31)%	(1.79)%	(1.21)%	0.06%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$8.59		$9.02	$9.21	$9.52	$9.11	$9.56

Net investment income (loss)(a)	0.07		0.15	(0.10)	(0.25)	(0.18)	(0.07)

Net realized and unrealized gain (loss)	0.36		(0.58)	1.85	0.59	0.72	0.21

Total from investment operations	0.43		(0.43)	1.75	0.34	0.54	0.14

Distributions to shareholders from net investment income	–		–	(1.09)	–	–	(0.52)

Distributions to shareholders from net realized gains	–		–	(0.85)	(0.65)	(0.13)	(0.07)

Total distributions	–		–	(1.94)	(0.65)	(0.13)	(0.59)

Net asset value, end of period	$9.02		$8.59	$9.02	$9.21	$9.52	$9.11

Total Return(b)	4.77%		(4.77)%	19.26%	3.71%	5.88%	1.51%

Net assets, end of period (in 000’s)	$3,303		$4,591	$5,486	$3,890	$3,335	$3,279

Ratio of net expenses to average net assets	2.26	%(c)	2.18%	2.33%	2.58%	2.22%	2.24%

Ratio of total expenses to average net assets	2.38	%(c)	2.32%	2.46%	2.64%	2.37%	2.39%

Ratio of net investment income (loss) to average net assets	1.58	%(c)	1.69%	(0.95)%	(2.54)%	(1.92)%	(0.69)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.82		$10.22	$10.19	$10.43	$9.87	$10.28

Net investment income (loss)(a)	0.14		0.28	0.05	(0.15)	(0.07)	0.04

Net realized and unrealized gain (loss)	0.42		(0.67)	2.02	0.66	0.76	0.25

Total from investment operations	0.56		(0.39)	2.07	0.51	0.69	0.29

Distributions to shareholders from net investment income	–		(0.01)	(1.19)	(0.06)	–	(0.63)

Distributions to shareholders from net realized gains	–		–	(0.85)	(0.69)	(0.13)	(0.07)

Total distributions	–		(0.01)	(2.04)	(0.75)	(0.13)	(0.70)

Net asset value, end of period	$10.38		$9.82	$10.22	$10.19	$10.43	$9.87

Total Return(b)	5.50%		(3.80)%	20.59%	4.99%	6.95%	2.82%

Net assets, end of period (in 000’s)	$63,401		$60,221	$140,429	$51,494	$49,052	$90,623

Ratio of net expenses to average net assets	1.15	%(c)	1.06%	1.20%	1.46%	1.07%	1.11%

Ratio of total expenses to average net assets	1.27	%(c)	1.21%	1.33%	1.52%	1.24%	1.26%

Ratio of net investment income (loss) to average net assets	2.73	%(c)	2.80%	0.39%	(1.42)%	(0.74)%	0.42%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.68		$10.07	$10.06	$10.32	$9.77	$10.19

Net investment income (loss)(a)	0.13		0.26	0.01	(0.16)	(0.10)	0.03

Net realized and unrealized gain (loss)	0.41		(0.65)	2.03	0.64	0.78	0.23

Total from investment operations	0.54		(0.39)	2.04	0.48	0.68	0.26

Distributions to shareholders from net investment income	–		–	(1.18)	(0.05)	–	(0.61)

Distributions to shareholders from net realized gains	–		–	(0.85)	(0.69)	(0.13)	(0.07)

Total distributions	–		–	(2.03)	(0.74)	(0.13)	(0.68)

Net asset value, end of period	$10.22		$9.68	$10.07	$10.06	$10.32	$9.77

Total Return(b)	5.37%		(3.87)%	20.43%	4.83%	6.92%	2.60%

Net assets, end of period (in 000’s)	$132,887		$148,544	$239,660	$146,008	$149,762	$106,968

Ratio of net expenses to average net assets	1.26	%(c)	1.18%	1.33%	1.57%	1.22%	1.24%

Ratio of total expenses to average net assets	1.38	%(c)	1.32%	1.46%	1.64%	1.38%	1.39%

Ratio of net investment income (loss) to average net assets	2.60	%(c)	2.69%	0.10%	(1.54)%	(0.96)%	0.31%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.83		$10.22	$10.19	$10.44	$9.87	$10.29

Net investment income (loss)(a)	0.14		0.28	0.01	(0.15)	(0.08)	0.05

Net realized and unrealized gain (loss)	0.41		(0.66)	2.06	0.65	0.78	0.23

Total from investment operations	0.55		(0.38)	2.07	0.50	0.70	0.28

Distributions to shareholders from net investment income	–		(0.01)	(1.19)	(0.06)	–	(0.63)

Distributions to shareholders from net realized gains	–		–	(0.85)	(0.69)	(0.13)	(0.07)

Total distributions	–		(0.01)	(2.04)	(0.75)	(0.13)	(0.70)

Net asset value, end of period	$10.38		$9.83	$10.22	$10.19	$10.44	$9.87

Total Return(b)	5.39%		(3.68)%	20.47%	5.00%	7.05%	2.72%

Net assets, end of period (in 000’s)	$60,993		$57,814	$65,653	$57,900	$55,439	$51,499

Ratio of net expenses to average net assets	1.14	%(c)	1.06%	1.20%	1.45%	1.08%	1.09%

Ratio of total expenses to average net assets	1.26	%(c)	1.20%	1.33%	1.51%	1.24%	1.23%

Ratio of net investment income (loss) to average net assets	2.73	%(c)	2.81%	0.07%	(1.41)%	(0.79)%	0.47%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class R Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.13		$9.54	$9.64	$9.92	$9.45	$9.87

Net investment income (loss)(a)	0.10		0.20	(0.04)	(0.21)	(0.13)	(0.02)

Net realized and unrealized gain (loss)	0.39		(0.61)	1.93	0.62	0.73	0.23

Total from investment operations	0.49		(0.41)	1.89	0.41	0.60	0.21

Distributions to shareholders from net investment income	–		–	(1.14)	–	–	(0.56)

Distributions to shareholders from net realized gains	–		–	(0.85)	(0.69)	(0.13)	(0.07)

Total distributions	–		–	(1.99)	(0.69)	(0.13)	(0.63)

Net asset value, end of period	$9.62		$9.13	$9.54	$9.64	$9.92	$9.45

Total Return(b)	5.15%		(4.30)%	19.77%	4.33%	6.30%	2.14%

Net assets, end of period (in 000’s)	$532		$558	$856	$451	$504	$539

Ratio of net expenses to average net assets	1.76	%(c)	1.68%	1.83%	2.08%	1.72%	1.74%

Ratio of total expenses to average net assets	1.88	%(c)	1.82%	1.96%	2.14%	1.87%	1.89%

Ratio of net investment income (loss) to average net assets	2.11	%(c)	2.18%	(0.36)%	(2.04)%	(1.41)%	(0.19)%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS MANAGED FUTURES STRATEGY FUND

Consolidated Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Managed Futures Strategy Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.81		$10.21	$10.17	$10.42	$9.86	$10.28

Net investment income (loss)(a)	0.15		0.28	0.01	(0.15)	(0.08)	0.05

Net realized and unrealized gain (loss)	0.41		(0.67)	2.07	0.65	0.77	0.23

Total from investment operations	0.56		(0.39)	2.08	0.50	0.69	0.28

Distributions to shareholders from net investment income	–		(0.01)	(1.19)	(0.06)	–	(0.63)

Distributions to shareholders from net realized gains	–		–	(0.85)	(0.69)	(0.13)	(0.07)

Total distributions	–		(0.01)	(2.04)	(0.75)	(0.13)	(0.70)

Net asset value, end of period	$10.37		$9.81	$10.21	$10.17	$10.42	$9.86

Total Return(b)	5.50%		(3.78)%	20.62%	4.98%	6.95%	2.71%

Net assets, end of period (in 000’s)	$22,888		$13	$14	$11	$71	$166

Ratio of net expenses to average net assets	1.09	%(c)	1.05%	1.20%	1.44%	1.08%	1.09%

Ratio of total expenses to average net assets	1.22	%(c)	1.19%	1.32%	1.51%	1.24%	1.23%

Ratio of net investment income (loss) to average net assets	2.94	%(c)	2.81%	0.10%	(1.40)%	(0.84)%	0.49%

Portfolio turnover rate(d)	–%		–%	–%	–%	–%	–%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is a diversified portfolio and currently offers seven classes of shares: Class A, Class C, Institutional, Investor, Class R6, Class R, and Class P Shares.

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Basis of Consolidation for Managed Futures Strategy Fund — Cayman Commodity-MFS, LLC. (the “Subsidiary”), a Cayman Islands exempted company, is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund to enable the Fund to gain exposure to certain types of commodity-linked derivative instruments. The Fund is the sole shareholder of the Subsidiary, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of June 30, 2024, the Fund’s net assets were $300,978,270, of which $60,192,147, or 20%, is represented by the Subsidiary.

B. Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

C. Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on the ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Consolidated Statement of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date.

D. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of the Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by the Fund are charged to the Fund, while such expenses incurred by the Trust are allocated across the Fund on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

E. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gains distributions, if any, are declared and paid at least annually.

18

GOLDMAN SACHS ALTERNATIVE FUNDS I

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Consolidated Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

F. Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Consolidated Statement of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

19

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (the “Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as either due to broker/ receivable for collateral on certain derivative contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Schedule of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are generally made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Swap Contracts — Bilateral swap contracts are agreements in which the Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between the Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the

20

GOLDMAN SACHS ALTERNATIVE FUNDS I

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of June 30, 2024:

Managed Futures Strategy Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Investment Companies	$228,983,766	$—	$—

Derivative Type

Assets(a)

Forward Foreign Currency Exchange Contracts	$—	$3,186,198	$—
Futures Contracts	4,947,246	—	—
Interest Rate Swap Contracts	—	7,481,546	—

Total	$4,947,246	$10,667,744	$—

Liabilities

Forward Foreign Currency Exchange Contracts(a)	$—	$(4,383,848)	$—
Futures Contracts(a)	(4,355,828)	—	—
Interest Rate Swap Contracts(a)	—	(3,247,944)	—

Total	$(4,355,828)	$(7,631,792)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Consolidated Schedule of Investments.

21

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Fund’s investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Managed Futures Strategy Fund
Risk	Consolidated Statement of Assets and Liabilities	Assets		Consolidated Statement of Assets and Liabilities	Liabilities
Commodity	Variation margin on futures contracts	$1,977,759	(a)	Variation margin on futures contracts	$(2,878,459	)(a)
Currency	Receivables for unrealized gain on forward foreign currency exchange contracts	3,186,198		Payable for unrealized loss on forward foreign currency exchange contracts	(4,383,848)
Equity	Variation margin on futures contracts	2,394,459	(a)	Variation margin on futures contracts	(1,167,549	)(a)
Interest Rate	Variation margin on futures and swaps contracts	8,056,574	(a)	Variation margin on futures and swaps contracts	(3,557,764	)(a)

Total		$15,614,990			$(11,987,620)

(a)

Includes unrealized gain (loss) on futures and centrally cleared swap contracts described in the Additional Investment Information sections of the Consolidated Schedule of Investments. Only the variation margin as of June 30, 2024, is reported within the Consolidated Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Fund’s gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Consolidated Statement of Operations:

Managed Futures Strategy Fund

Risk	Consolidated Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Currency	Net realized gain (loss) from forward currency exchange contracts/Net change in unrealized gain (loss) on forward currency exchange contracts	$1,892,539	$(2,743,353)

Commodity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	(6,655,181)	748,170

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	16,313,855	1,305,521

Interest Rate	Net realized gain (loss) from futures and swap contracts/Net change in unrealized gain (loss) on futures and swap contracts	(1,380,283)	3,905,311

Total		$10,170,930	$3,215,649

For the six months ended June 30, 2024, the relevant values for each derivative type were as follows:

	Average number of Contracts or Notional Amounts(a)

Fund	Futures Contracts	Forward Contracts	Swap Contracts

Managed Futures Strategy Fund	16,348	1,180,814,775	11,741,543

(a)

Amounts disclosed represent average number of contracts for futures, notional amounts for forward contracts and swap contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2024.

22

GOLDMAN SACHS ALTERNATIVE FUNDS I

4. INVESTMENTS IN DERIVATIVES (continued)

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives (including forward foreign currency exchange contracts, and certain options and swaps), and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/ or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral and margin requirements differ between exchange traded derivatives and OTC derivatives. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options and centrally cleared swaps) pursuant to governing agreements for those instrument types. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. Additionally, the Fund may be required to post initial margin to the counterparty, the terms of which would be outlined in the confirmation of the OTC transaction.

Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that GSAM believes to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities and the offsetting of collateral pledged or received are based on contractual netting/set-off provisions in the ISDA Master Agreement or similar agreements. However, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of setoff that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws.

The following table sets forth the Fund’s net exposure for derivative instruments that are subject to enforceable master netting arrangements or similar agreements as of June 30, 2024:

Counterparty		Derivative Assets Forwards(1)		Derivative Liabilities Forwards(1)		Net Derivative Assets (Liabilities)	Collateral (Received) Pledged(1)		Net Amount(2)

Morgan Stanley Co., Inc.	$	3,186,198	$	(4,383,848)	$	(1,197,650)	$(1,197,650)	$	—

(1)	Gross amounts available for offset but not netted in the Consolidated Statement of Assets and Liabilities
(2)	Net amount represents the net amount due (to) from counterparty in the event of a default based on the contractual set-off rights under the agreement.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

23

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^[1]

Managed Futures Strategy Fund	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	0.92%

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

1	Reflects combined management fees paid to GSAM under the Agreement and the Fund’s Subsidiary Agreement (as defined below) after the waivers.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee accrued daily and paid monthly, equal to an annual percentage rate of 0.42% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Fund’s management fee in an amount equal to the management fee accrued and paid to GSAM by the Subsidiary under the Subsidiary Agreement. With respect to the Subsidiary, for the six months ended June 30, 2024, GSAM waived $117,941, of the Fund’s management fee.

The Fund invests in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Fund in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. With respect to the affiliated Underlying Fund, for the six months ended June 30, 2024, GSAM waived $148,120 of the Fund’s management fees.

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A, Class C and Class R Shares of the Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A, Class C or Class R Shares of the Fund, as set forth below.

	Distribution and/or Service Plan Rates

	Class A*	Class C	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Fund pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2024, Goldman Sachs retained $157 for Class A Shares and did not retain any portion of the CDSC for Class C Shares for the Fund.

D. Service Plan — The Trust, on behalf of the Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates

24

GOLDMAN SACHS ALTERNATIVE FUNDS I

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.04% of the average daily net assets of Institutional Shares; and 0.03% of the average daily net assets of Class R6 and P Shares.

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other

Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Fund are 0.254%. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. The Subsidiary also pays certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets for the Fund. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

	Management	Other Expense	Total Expense
Fund	Fee Waiver	Reimbursements	Reductions

Managed Futures Strategy Fund	$ 266,057	$ 22,859	$ 288,916

G. Line of Credit Facility — As of June 30, 2024, the Fund participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Fund based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Fund did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H. Other Transactions with Affiliates — The following table provides information about the Fund’s investment in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2024:

The following table provides information about the Funds’ investments in the Goldman Sachs Group, Inc. for the six months ended June 30, 2024:

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Managed Futures Strategy Fund	$193,710,943	$184,850,139	$(149,577,316)	$228,983,766	228,983,766	$4,853,984

As of June 30, 2024, the following Goldman Sachs Funds were the beneficial owner of 5% or more of total outstanding shares of the Fund:

Fund	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio

Managed Futures Strategy Fund	6%	6%

25

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

6. TAX INFORMATION

As of the Fund’s most recent fiscal year end, December 31, 2023, the Fund’s capital loss carryforwards and certain timing differences on a tax-basis were as follows:

Managed Futures Strategy Fund

Capital loss carryforwards:

Perpetual Short-Term	$(11,921,271)

Perpetual Long-Term	(986,841)

Total capital loss carryforwards	(12,908,112)

Timing differences – (Qualified Late Year Loss Deferral and Post October Capital Loss Deferral)	(6,064,642)

As of June 30, 2024, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Managed Futures Strategy Fund

Tax Cost	$ 231,113,701

Gross unrealized gain	7,484,213

Gross unrealized loss	(9,614,148)

Net unrealized gain (loss)	$ (2,129,935)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to net mark-to-market gains (losses) on regulated futures and foreign currency contracts and differences in the tax treatment of underlying fund investments.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Derivatives Risk — The Fund’s use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Fund. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Fund will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information, less stringent investor protections, less stringent accounting, corporate governance, financial

26

GOLDMAN SACHS ALTERNATIVE FUNDS I

7. OTHER RISKS (continued)

reporting and disclosure standards, and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Fund’s performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of the Fund’s investments. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased

27

GOLDMAN SACHS ALTERNATIVE FUNDS I

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

7. OTHER RISKS (continued)

supply in the market due to selling activity. These risks may be more pronounced in connection with the Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiary is not registered under the Act and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Fund.

Tax Risk — The Fund seeks to gain exposure to the commodity markets primarily through investments in the Subsidiary. The tax treatment of the Fund’s investments in the Subsidiary could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), or otherwise affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Consolidated Statement of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

28

GOLDMAN SACHS ALTERNATIVE FUNDS I

10. SUMMARY OF SHARE TRANSACTIONS

	Managed Futures Strategy Fund

	For the Six Months Ended
	June 30, 2024		For the Fiscal Year Ended
	(Unaudited)		December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	161,424	$1,578,562	529,374	$5,085,964

Shares redeemed	(164,918)	(1,592,303)	(532,187)	(5,086,122)

	(3,494)	(13,741)	(2,813)	(158)

Class C Shares

Shares sold	2,284	19,782	169,320	1,514,443

Shares redeemed	(170,877)	(1,508,898)	(242,929)	(2,143,119)

	(168,593)	(1,489,116)	(73,609)	(628,676)

Institutional Shares

Shares sold	1,606,804	16,197,813	3,413,839	34,300,300

Reinvestment of distributions	—	—	7,094	69,735

Shares redeemed	(1,628,857)	(16,262,958)	(11,035,312)	(108,527,814)

	(22,053)	(65,145)	(7,614,379)	(74,157,779)

Investor Shares

Shares sold	2,516,466	24,887,914	13,801,287	135,848,682

Shares redeemed	(4,862,920)	(47,737,606)	(22,266,933)	(218,105,511)

	(2,346,454)	(22,849,692)	(8,465,646)	(82,256,829)

Class R6 Shares

Shares sold	698,486	7,018,982	869,084	8,508,378

Reinvestment of distributions	—	—	8,426	82,830

Shares redeemed	(708,078)	(7,022,976)	(1,416,487)	(14,414,537)

	(9,592)	(3,994)	(538,977)	(5,823,329)

Class R Shares

Shares sold	2,462	23,244	16,499	152,583

Shares redeemed	(8,272)	(78,464)	(45,086)	(413,428)

	(5,810)	(55,220)	(28,587)	(260,845)

Class P Shares

Shares sold	2,205,733	22,454,000	6,589	65,624

Reinvestment of distributions	—	—	2	20

Shares redeemed	—	—	(6,569)	(65,689)

	2,205,733	22,454,000	22	(45)

NET DECREASE IN SHARES	(350,263)	$(2,022,908)	(16,723,989)	$(163,127,661)

29

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Managed Futures Strategy Fund (the “Fund”) is an investment portfolio of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Fund at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to the Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;
(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;

30

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Fund’s distribution arrangements. They received information regarding the Fund’s assets, share purchase and redemption activity, and payment of distribution and service fees. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Fund and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Fund. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Fund by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Fund and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Fund. In this regard, they compared the investment performance of the Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on the Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed the Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Fund over time, and reviewed the investment performance of the Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Fund’s risk profile, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Fund’s portfolio management team to continue to enhance the investment models used in managing the Fund.

31

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

The Trustees observed that the Fund’s Institutional Shares had placed in the third quartile of the Fund’s peer group for the one-, three-, five-, and ten-year periods, and had outperformed the Fund’s U.S. Treasury-based benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They also noted that the Fund had experienced a benchmark index change in 2021 and certain portfolio management changes in 2022.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by the Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Fund. The analyses provided a comparison of the Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared the Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing the Fund’s net expenses to the peer and category medians. The analyses also compared the Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Fund.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. The Trustees noted that the Investment Adviser had agreed to waive a portion of the Fund’s management fee in an amount equal to the entire management fee paid to the Investment Adviser as the investment adviser to the Fund’s wholly-owned subsidiary. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Fund, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Fund differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed the Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for the Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Fund. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for the Fund at the following annual percentage rates of the average daily net assets of the Fund:

First $1 billion	1.00%
Next $1 billion	0.90
Next $3 billion	0.86
Next $3 billion	0.84
Over $8 billion	0.82

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Fund and its shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Fund; the Fund’s recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertaking to

32

GOLDMAN SACHS ALTERNATIVE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

limit certain expenses of the Fund that exceed specified levels. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co. LLC (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Fund; (c) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (d) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (e) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (f) Goldman Sachs’ retention of certain fees as Fund Distributor; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; (h) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (i) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (j) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund receives certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Fund as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (g) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (h) the Fund’s access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Fund’s shareholders invested in the Fund in part because of the Fund’s relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by the Fund were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and the Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit the Fund and its shareholders and that the Management Agreement should be approved and continued with respect to the Fund until June 30, 2025.

33

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TRUSTEES TRUSTEES (continued) Gregory G. Weaver, Chair James A. McNamara Cheryl K. Beebe Lawrence W. Stranghoener Dwight L. Bush Paul C. Wirth Kathryn A. Cassidy John G. Chou Joaquin Delgado OFFICERS Eileen H. Dowling James A. McNamara, President Lawrence Hughes Joseph F. DiMaria, Principal Financial Officer, John F. Killian Principal Accounting Officer and Treasurer Steven D. Krichmar Robert Griffith, Secretary Michael Latham GOLDMAN SACHS & CO. LLC GOLDMAN SACHS ASSET MANAGEMENT, L.P. Distributor and Transfer Agent Investment Adviser Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. SELSATSAR-24

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2024 Goldman Sachs Real Estate Securities and Global Infrastructure Funds Goldman Sachs Global Infrastructure Fund Goldman Sachs Global Real Estate Securities Fund Goldman Sachs Real Estate Securities Fund [Graphic Appears Here]

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%

Australia – 3.3%
339,400	Transurban Group (Transportation)	$2,799,228

Canada – 13.9%
173,745	Enbridge, Inc. (Energy)	6,181,184
9,619	Fortis, Inc. (Utilities)	373,848
44,428	Hydro One Ltd. (Utilities)(a)	1,294,145
42,383	Keyera Corp. (Energy)	1,173,855
29,162	Northland Power, Inc. (Utilities)	501,363
16,857	Pembina Pipeline Corp. (Energy)	625,461
47,415	TC Energy Corp. (Energy)	1,797,406

		11,947,262

China – 1.7%
252,700	China Resources Gas Group Ltd. (Utilities)	884,697
520,000	Jiangsu Expressway Co. Ltd., Class H (Transportation)*	554,690

		1,439,387

France – 6.8%
43,297	Engie SA (Utilities)	620,029
12,725	Veolia Environnement SA (Utilities)	381,150
46,127	Vinci SA (Capital Goods)	4,861,990

		5,863,169

Italy – 2.6%
195,893	Enav SpA (Transportation)(a)	778,811
331,164	Snam SpA (Utilities)	1,462,425

		2,241,236

Japan – 0.6%
22,100	Osaka Gas Co. Ltd. (Utilities)	488,417

Spain – 4.8%
9,786	Aena SME SA (Transportation)(a)	1,981,638
65,722	Cellnex Telecom SA (Telecommunication Services)*(a)	2,137,574

		4,119,212

United Kingdom – 7.8%
490,937	National Grid PLC (Utilities)	5,481,876
40,555	Severn Trent PLC (Utilities)	1,220,679

		6,702,555

United States – 55.7%
30,294	AES Corp. (The) (Utilities)	532,265
8,751	Ameren Corp. (Utilities)	622,284
31,643	American Tower Corp. REIT (Equity Real Estate Investment Trusts (REITs))	6,150,766
8,886	American Water Works Co., Inc. (Utilities)	1,147,716
12,435	Atmos Energy Corp. (Utilities)	1,450,543
60,536	CenterPoint Energy, Inc. (Utilities)	1,875,405
22,335	Cheniere Energy, Inc. (Energy)	3,904,828

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
10,286	CMS Energy Corp. (Utilities)	$612,326
9,251	Consolidated Edison, Inc. (Utilities)	827,224
12,732	Crown Castle, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,243,916
27,309	DT Midstream, Inc. (Energy)	1,939,758
11,054	Edison International (Utilities)	793,788
30,938	Eversource Energy (Utilities)	1,754,494
42,288	Exelon Corp. (Utilities)	1,463,588
60,880	Ferrovial SE (Capital Goods)	2,365,060
52,167	Kinder Morgan, Inc. (Energy)	1,036,558
15,600	Kodiak Gas Services, Inc. (Energy)	425,256
980	Linde PLC (Materials)	430,034
14,638	NextEra Energy, Inc. (Utilities)	1,036,517
39,883	NiSource, Inc. (Utilities)	1,149,029
23,351	ONEOK, Inc. (Energy)	1,904,274
107,682	PG&E Corp. (Utilities)	1,880,128
5,906	Prologis, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	663,303
11,638	SBA Communications Corp. REIT (Equity Real Estate Investment Trusts (REITs))	2,284,539
48,721	Sempra (Utilities)	3,705,719
23,019	Targa Resources Corp. (Energy)	2,964,387
5,084	WEC Energy Group, Inc. (Utilities)	398,891
56,864	Williams Cos., Inc. (The) (Energy)	2,416,720
13,421	Xcel Energy, Inc. (Utilities)	716,816

		47,696,132

TOTAL COMMON STOCKS (Cost $61,865,645)		83,296,598

Shares	Dividend Rate	Value

Investment Company – 0.9%(b)
Goldman Sachs Financial Square Government Fund - Institutional Shares
785,608	5.213%	785,608

(Cost $785,608)

TOTAL INVESTMENTS – 98.1% (Cost $62,651,253)		$84,082,206

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.9%		1,615,186

NET ASSETS – 100.0%		$85,697,392

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Utilities	38.9%

Energy	29.0

Industrials	15.9

Real Estate	12.3

Communication Services	2.5

Investment Company	0.9

Materials	0.5

TOTAL INVESTMENTS	100.0%

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 97.1%

Australia – 5.2%
101,502	Dexus REIT (Equity Real Estate Investment Trusts (REITs))	$437,869
57,233	Goodman Group REIT (Equity Real Estate Investment Trusts (REITs))	1,320,359
142,633	Stockland REIT (Equity Real Estate Investment Trusts (REITs))	395,061
535,184	Vicinity Ltd. REIT (Equity Real Estate Investment Trusts (REITs))	658,054

		2,811,343

Canada – 2.3%
6,149	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	199,790
34,755	Dream Industrial Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	321,879
31,834	InterRent Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	277,141
35,755	RioCan Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	439,342

		1,238,152

France – 1.2%
6,980	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	644,332

Germany – 2.1%
22,141	Instone Real Estate Group SE (Real Estate Management & Development)(a)	194,438
34,397	Vonovia SE (Real Estate Management & Development)	978,884

		1,173,322

Hong Kong – 2.5%
563,879	Sino Land Co. Ltd. (Real Estate Management & Development)	580,289
89,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	771,144

		1,351,433

Japan – 8.9%
1,868	Invincible Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	759,267
890	Japan Metropolitan Fund Invest REIT (Equity Real Estate Investment Trusts (REITs))	500,750

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
132	Japan Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	$417,226
530	KDX Realty Investment Corp. REIT (Equity Real Estate Investment Trusts (REITs))	515,195
127,600	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,174,420
370	Nippon Prologis REIT, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	577,511
30,000	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	885,236

		4,829,605

Netherlands – 0.6%
18,177	CTP NV (Real Estate Management & Development)(a)	310,182

Singapore – 2.9%
191,200	CapitaLand Ascendas REIT (Equity Real Estate Investment Trusts (REITs))	360,245
698,800	Capitaland India Trust (Real Estate Management & Development)	504,251
584,300	Far East Hospitality Trust (Equity Real Estate Investment Trusts (REITs))	267,158
1,062,009	Lendlease Global Commercial REIT (Equity Real Estate Investment Trusts (REITs))	437,917

		1,569,571

Spain – 1.6%
15,163	Cellnex Telecom SA (Telecommunication Services)*(a)	493,169
35,210	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts (REITs))	392,459

		885,628

Sweden – 1.0%
45,781	Castellum AB (Real Estate Management & Development)*	558,709

United Kingdom – 5.8%
35,794	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts (REITs))	529,346
13,465	Derwent London PLC REIT (Equity Real Estate Investment Trusts (REITs))	384,677
91,811	Segro PLC REIT (Equity Real Estate Investment Trusts (REITs))	1,038,764

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
366,522	Shaftesbury Capital PLC REIT (Equity Real Estate Investment Trusts (REITs))	$644,943
51,714	UNITE Group PLC (The) REIT (Equity Real Estate Investment Trusts (REITs))	583,402

		3,181,132

United States – 63.0%
10,095	Alexandria Real Estate Equities, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,180,812
20,664	American Homes 4 Rent, Class A REIT (Equity Real Estate Investment Trusts (REITs))	767,874
2,975	American Tower Corp. REIT (Equity Real Estate Investment Trusts (REITs))	578,280
31,934	Americold Realty Trust, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	815,594
8,269	AvalonBay Communities, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,710,773
10,482	Boston Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	645,272
16,488	Cousins Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	381,697
6,281	Digital Realty Trust, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	955,026
4,199	EastGroup Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	714,250
3,906	Equinix, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	2,955,280
15,504	Equity LifeStyle Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,009,775
8,202	Equity Residential REIT (Equity Real Estate Investment Trusts (REITs))	568,727
3,533	Essex Property Trust, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	961,683
9,685	Extra Space Storage, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,505,146
7,879	Federal Realty Investment Trust REIT (Equity Real Estate Investment Trusts (REITs))	795,543
1,499	Hilton Worldwide Holdings, Inc. (Consumer Services)	327,082
37,056	Invitation Homes, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,329,940

Shares	Description	Value

Common Stocks – (continued)

United States – (continued)
1,328	Jones Lang LaSalle, Inc. (Real Estate Management & Development)*	$272,612
43,340	Kimco Realty Corp. REIT (Equity Real Estate Investment Trusts (REITs))	843,396
37,824	Prologis, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	4,248,013
4,286	Public Storage REIT (Equity Real Estate Investment Trusts (REITs))	1,232,868
17,732	Realty Income Corp. REIT (Equity Real Estate Investment Trusts (REITs))	936,604
14,794	Regency Centers Corp. REIT (Equity Real Estate Investment Trusts (REITs))	920,187
6,594	Ryman Hospitality Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	658,477
4,053	SBA Communications Corp. REIT (Equity Real Estate Investment Trusts (REITs))	795,604
7,086	Simon Property Group, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,075,655
3,046	Sun Communities, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	366,556
21,363	UDR, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	879,087
22,556	Ventas, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,156,221
50,279	VICI Properties, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	1,439,991
21,209	Welltower, Inc. REIT (Equity Real Estate Investment Trusts (REITs))	2,211,038

		34,239,063

TOTAL COMMON STOCKS (Cost $43,305,226)		52,792,472

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Shares	Dividend Rate	Value

Investment Company – 1.8%(b)

Goldman Sachs Financial Square Government Fund - Institutional Shares
962,544	5.213%	$962,544

(Cost $962,544)

TOTAL INVESTMENTS – 98.9% (Cost $44,267,770)		$53,755,016

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		621,183

NET ASSETS – 100.0%		$54,376,199

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Real Estate	96.7%
Investment Company	1.8
Communication Services	0.9
Consumer Discretionary	0.6
TOTAL INVESTMENTS	100.0%

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%

Health Care REITs – 14.5%
26,151	Alexandria Real Estate Equities, Inc. REIT	$3,058,883
24,322	Healthpeak Properties, Inc. REIT	476,711
56,120	Ventas, Inc. REIT	2,876,711
63,316	Welltower, Inc. REIT	6,600,693

		13,012,998

Hotel & Resort REITs – 1.8%
16,312	Ryman Hospitality Properties, Inc. REIT	1,628,916

Hotels, Restaurants & Leisure – 1.8%
3,171	Hilton Worldwide Holdings, Inc.	691,912
6,067	Hyatt Hotels Corp., Class A	921,699

		1,613,611

Industrial REITs – 17.0%
39,988	Americold Realty Trust, Inc. REIT	1,021,294
10,302	EastGroup Properties, Inc. REIT	1,752,370
110,800	Prologis, Inc. REIT	12,443,948

		15,217,612

Office REITs – 3.0%
26,145	Boston Properties, Inc. REIT	1,609,486
46,867	Cousins Properties, Inc. REIT	1,084,971

		2,694,457

Real Estate Management & Development – 0.6%
2,623	Jones Lang LaSalle, Inc.*	538,450

Residential REITs – 20.9%
52,782	American Homes 4 Rent, Class A REIT	1,961,379
21,824	AvalonBay Communities, Inc. REIT	4,515,168
4,210	Camden Property Trust REIT	459,353
35,763	Equity LifeStyle Properties, Inc. REIT	2,329,244
22,015	Equity Residential REIT	1,526,520
8,246	Essex Property Trust, Inc. REIT	2,244,561
85,152	Invitation Homes, Inc. REIT	3,056,105
5,736	Sun Communities, Inc. REIT	690,270
47,969	UDR, Inc. REIT	1,973,924

		18,756,524

Retail REITs – 11.2%
17,996	Federal Realty Investment Trust
	REIT	1,817,056
95,115	Kimco Realty Corp. REIT	1,850,938
33,905	Regency Centers Corp. REIT	2,108,891
27,446	Simon Property Group, Inc. REIT	4,166,303

		9,943,188

Specialized REITs – 28.3%
3,723	American Tower Corp. REIT	723,677
24,044	Digital Realty Trust, Inc. REIT	3,655,890
11,155	Equinix, Inc. REIT	8,439,873
32,490	Extra Space Storage, Inc. REIT	5,049,271
17,012	Public Storage REIT	4,893,502

Shares	Description	Value

Common Stocks – (continued)

Specialized REITs – (continued)
5,687	SBA Communications Corp. REIT	$1,116,358
49,934	VICI Properties, Inc. REIT	1,430,110

		25,308,681

TOTAL COMMON STOCKS (Cost $55,773,657)		88,714,437

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)

Goldman Sachs Financial Square Government Fund - Institutional Shares
10,211	5.213%	10,211

(Cost $10,211)

TOTAL INVESTMENTS – 99.1% (Cost $55,783,868)		$88,724,648

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		775,806

NET ASSETS – 100.0%		$89,500,454

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
REIT	—Real Estate Investment Trust

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Assets and Liabilities June 30, 2024 (Unaudited)

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Assets:

Investments in unaffiliated issuers, at value (cost $61,865,645, $43,305,226 and $55,773,657, respectively)	$83,296,598	$52,792,472	$88,714,437
Investments in affiliated issuers, at value (cost $785,608, $962,544 and $10,211, respectively)	785,608	962,544	10,211
Cash	468,302	625,004	691,471
Foreign Currency, at value (cost $424,508, $58,031 and $–, respectively)	424,562	58,165	—
Receivables:
Investments sold	43,751,361	47,400,229	—
Dividends	705,932	371,386	276,762
Foreign tax reclaims	488,128	140,688	—
Reimbursement from investment adviser	26,597	38,728	12,112
Fund shares sold	3,500	11,006	2,837
Other assets	45,354	52,987	63,092

Total assets	129,995,942	102,453,209	89,770,922

Liabilities:

Payables:
Fund shares redeemed	41,534,087	41,055,768	24,392
Investments purchased	2,559,261	6,897,797	—
Management fees	94,361	71,496	57,967
Distribution and Service fees and Transfer Agency fees	3,411	2,730	7,002
Accrued expenses	107,430	49,219	181,107

Total liabilities	44,298,550	48,077,010	270,468

Net Assets:

Paid-in capital	58,109,363	78,836,095	56,620,662
Total distributable earnings (loss)	27,588,029	(24,459,896)	32,879,792

NET ASSETS	$85,697,392	$54,376,199	$89,500,454
Net Assets:
Class A	$151,480	$1,095,502	$13,066,728
Class C	240,508	33,352	656,192
Institutional	2,250,945	1,131,897	23,722,458
Service	—	—	205,627
Investor	1,123,370	67,329	868,212
Class R6	24,051,146	19,524,252	2,502,422
Class R	—	—	559,122
Class P	57,879,943	32,523,867	47,919,693
Total Net Assets	$85,697,392	$54,376,199	$89,500,454
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	12,259	119,089	1,178,477
Class C	19,719	3,667	64,656
Institutional	182,824	122,845	2,019,753
Service	—	—	18,303
Investor	91,403	7,330	76,876
Class R6	1,957,673	2,125,236	213,044
Class R	—	—	51,489
Class P	4,716,180	3,538,099	4,080,828
Net asset value, offering and redemption price per share:(a)
Class A	$12.36	$9.20	$11.09
Class C	12.20	9.10	10.15
Institutional	12.31	9.21	11.75
Service	—	—	11.23
Investor	12.29	9.19	11.29
Class R6	12.28	9.19	11.75
Class R	—	—	10.86
Class P	12.27	9.19	11.74

(a)

Maximum public offering price per share for Class A Shares of the Global Infrastructure Fund, Global Real Estate Securities Fund and Real Estate Securities Fund is $13.08, $9.74 and $11.74, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Operations For the Six Months Ended June 30, 2024 (Unaudited)

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $262,760, $101,063 and $–, respectively)	$2,975,395	$1,811,082	$1,378,298

Dividends — affiliated issuers	29,534	32,705	6,685

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	—	1,670	—

Total Investment Income	3,004,929	1,845,457	1,384,983

Expenses:

Management fees	701,697	537,655	403,012

Registration fees	72,194	42,862	65,994

Professional fees	71,141	41,774	95,997

Transfer Agency fees(a)	24,459	18,130	24,214

Custody, accounting and administrative services	16,464	32,963	2,003

Trustee fees	14,613	9,529	9,669

Printing and mailing costs	8,885	4,286	2,968

Distribution and/or Service (12b-1) fees(a)	1,121	1,499	20,719

Service fees — Class C	306	42	859

Shareholder Administration fees — Service Shares	—	—	405

Other	8,581	8,501	178

Total expenses	919,461	697,241	626,018

Less — expense reductions	(153,319)	(136,399)	(198,307)

Net expenses	766,142	560,842	427,711

NET INVESTMENT INCOME	2,238,787	1,284,615	957,272

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	16,549,113	3,154,733	1,590,934

Foreign currency transactions	(12,671)	(11,117)	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	(19,808,579)	(9,699,226)	(4,073,764)

Foreign currency translations	(19,051)	(7,881)	—

Net realized and unrealized loss	(3,291,188)	(6,563,491)	(2,482,830)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,052,401)	$(5,278,876)	$(1,525,558)

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Global Infrastructure Fund	$203	$918	$–	$–	$122	$183	$774	$–	$788	$12,518	$–	$10,074
Global Real Estate Securities Fund	1,374	125	–	–	825	25	231	–	61	11,238	–	5,750
Real Estate Securities Fund	16,500	2,578	405	1,236	9,900	516	4,708	65	618	366	371	7,670

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets

	Global Infrastructure Fund		Global Real Estate Securities Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$2,238,787	$5,713,799	$1,284,615	$3,158,244

Net realized gain (loss)	16,536,442	(3,604,380)	3,143,616	(1,083,639)

Net change in unrealized gain (loss)	(19,827,630)	8,027,337	(9,707,107)	14,640,495

Net increase (decrease) in net assets resulting from operations	(1,052,401)	10,136,756	(5,278,876)	16,715,100

Distributions to shareholders:

From distributable earnings:

Class A Shares	(2,025)	(5,096)	(24,269)	(18,101)

Class C Shares	(2,395)	(4,554)	(632)	(422)

Institutional Shares	(37,851)	(197,215)	(27,611)	(21,099)

Investor Shares	(15,785)	(36,232)	(1,703)	(5,777)

Class R6 Shares	(1,061,184)	(2,908,704)	(1,907,473)	(1,321,028)

Class R Shares	–	(345)	–	(247)

Class P Shares	(879,831)	(2,535,438)	(882,101)	(885,231)

From return of capital:

Class A Shares	–	(280)	–	–

Class C Shares	–	(250)	–	–

Institutional Shares	–	(10,831)	–	–

Investor Shares	–	(1,990)	–	–

Class R6 Shares	–	(159,743)	–	–

Class R Shares	–	(19)	–	–

Class P Shares	–	(139,244)	–	–

Total distributions to shareholders	(1,999,071)	(5,999,941)	(2,843,789)	(2,251,905)

From share transactions:

Proceeds from sales of shares	3,921,056	28,491,197	236,139	30,072,029

Reinvestment of distributions	1,999,071	5,999,949	2,843,572	2,251,724

Cost of shares redeemed	(119,596,158)	(87,499,024)	(88,480,957)	(18,279,651)

Net increase (decrease) in net assets resulting from share transactions	(113,676,031)	(53,007,878)	(85,401,246)	14,044,102

TOTAL INCREASE (DECREASE)	(116,727,503)	(48,871,063)	(93,523,911)	28,507,297

Net Assets:

Beginning of period	$202,424,895	$251,295,958	$147,900,110	$119,392,813

End of period	$85,697,392	$202,424,895	$54,376,199	$147,900,110

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statements of Changes in Net Assets (continued)

	Real Estate Securities Fund

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$957,272	$2,394,943

Net realized gain (loss)	1,590,934	(161,117)

Net change in unrealized gain (loss)	(4,073,764)	14,059,042

Net increase (decrease) in net assets resulting from operations	(1,525,558)	16,292,868

Distributions to shareholders:

From distributable earnings:

Class A Shares	(211,979)	(570,528)

Class C Shares	(9,562)	(30,254)

Institutional Shares	(378,558)	(1,076,826)

Service Shares	(4,265)	(13,695)

Investor Shares	(13,880)	(36,541)

Class R6 Shares	(41,283)	(101,579)

Class R Shares	(7,794)	(19,874)

Class P Shares	(839,055)	(2,538,845)

Total distributions to shareholders	(1,506,376)	(4,388,142)

From share transactions:

Proceeds from sales of shares	7,584,269	13,553,220

Reinvestment of distributions	1,496,961	4,364,052

Cost of shares redeemed	(18,424,738)	(42,669,405)

Net decrease in net assets resulting from share transactions	(9,343,508)	(24,752,133)

TOTAL DECREASE	(12,375,442)	(12,847,407)

Net Assets:

Beginning of period	$101,875,896	$114,723,303

End of period	$89,500,454	$101,875,896

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class A Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.54		$12.27	$13.45	$11.78	$12.47	$9.68

Net investment income(a)	0.18		0.25	0.18	0.15	0.14	0.18

Net realized and unrealized gain (loss)	(0.20)		0.32	(1.20)	1.74	(0.64)	2.83

Total from investment operations	(0.02)		0.57	(1.02)	1.89	(0.50)	3.01

Distributions to shareholders from net investment income	(0.16)		(0.29)	(0.14)	(0.18)	(0.16)	(0.19)

Distributions to shareholders from net realized gains	–		–	–	(0.04)	–	–

Distributions to shareholders from return of capital	–		(0.01)	(0.02)	–	(0.03)	(0.03)

Total distributions	(0.16)		(0.30)	(0.16)	(0.22)	(0.19)	(0.22)

Net asset value, end of period	$12.36		$12.54	$12.27	$13.45	$11.78	$12.47

Total Return(b)	(0.13)%		4.78%	(7.62)%	16.15%	(3.97)%	31.22%

Net assets, end of period (in 000’s)	$151		$185	$296	$1,302	$357	$782

Ratio of net expenses to average net assets	1.27	%(c)	1.31%	1.35%	1.35%	1.34%	1.36%

Ratio of total expenses to average net assets	1.55	%(c)	1.49%	1.41%	1.45%	1.56%	1.51%

Ratio of net investment income to average net assets	2.90	%(c)	2.06%	1.44%	1.14%	1.17%	1.53%

Portfolio turnover rate(d)	12%		26%	36%	50%	57%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class C Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.38		$12.11	$13.34	$11.70	$12.41	$9.65

Net investment income(a)	0.13		0.16	0.09	0.05	0.02	0.11

Net realized and unrealized gain (loss)	(0.19)		0.31	(1.20)	1.73	(0.62)	2.80

Total from investment operations	(0.06)		0.47	(1.11)	1.78	(0.60)	2.91

Distributions to shareholders from net investment income	(0.12)		(0.19)	(0.11)	(0.10)	(0.09)	(0.13)

Distributions to shareholders from net realized gains	–		–	–	(0.04)	–	–

Distributions to shareholders from return of capital	–		(0.01)	(0.01)	–	(0.02)	(0.02)

Total distributions	(0.12)		(0.20)	(0.12)	(0.14)	(0.11)	(0.15)

Net asset value, end of period	$12.20		$12.38	$12.11	$13.34	$11.70	$12.41

Total Return(b)	(0.47)%		3.95%	(8.29)%	15.28%	(4.78)%	30.31%

Net assets, end of period (in 000’s)	$241		$257	$454	$622	$868	$2,607

Ratio of net expenses to average net assets	2.02	%(c)	2.06%	2.10%	2.10%	2.09%	2.11%

Ratio of total expenses to average net assets	2.30	%(c)	2.24%	2.17%	2.20%	2.30%	2.26%

Ratio of net investment income to average net assets	2.14	%(c)	1.35%	0.71%	0.39%	0.21%	1.01%

Portfolio turnover rate(d)	12%		26%	36%	50%	57%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.50		$12.23	$13.47	$11.80	$12.50	$9.71

Net investment income(a)	0.15		0.27	0.25	0.19	0.21	0.19

Net realized and unrealized gain (loss)	(0.16)		0.34	(1.22)	1.74	(0.68)	2.87

Total from investment operations	(0.01)		0.61	(0.97)	1.93	(0.47)	3.06

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.23)	(0.22)	(0.17)	(0.24)

Distributions to shareholders from net realized gains	–		–	–	(0.04)	–	–

Distributions to shareholders from return of capital	–		(0.02)	(0.04)	–	(0.06)	(0.03)

Total distributions	(0.18)		(0.34)	(0.27)	(0.26)	(0.23)	(0.27)

Net asset value, end of period	$12.31		$12.50	$12.23	$13.47	$11.80	$12.50

Total Return(b)	(0.08)%		5.13%	(7.24)%	16.50%	(3.63)%	31.66%

Net assets, end of period (in 000’s)	$2,251		$8,591	$13,554	$8,983	$6,772	$1,264

Ratio of net expenses to average net assets	0.99	%(c)	0.99%	0.99%	0.99%	0.99%	1.00%

Ratio of total expenses to average net assets	1.18	%(c)	1.12%	1.04%	1.08%	1.19%	1.13%

Ratio of net investment income to average net assets	2.45	%(c)	2.25%	1.94%	1.50%	1.82%	1.70%

Portfolio turnover rate(d)	12%		26%	36%	50%	57%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.47		$12.21	$13.46	$11.78	$12.47	$9.68

Net investment income(a)	0.19		0.29	0.27	0.18	0.10	0.22

Net realized and unrealized gain (loss)	(0.19)		0.30	(1.27)	1.75	(0.58)	2.82

Total from investment operations	–	(b)	0.59	(1.00)	1.93	(0.48)	3.04

Distributions to shareholders from net investment income	(0.18)		(0.31)	(0.21)	(0.21)	(0.19)	(0.22)

Distributions to shareholders from net realized gains	–		–	–	(0.04)	–	–

Distributions to shareholders from return of capital	–		(0.02)	(0.04)	–	(0.02)	(0.03)

Total distributions	(0.18)		(0.33)	(0.25)	(0.25)	(0.21)	(0.25)

Net asset value, end of period	$12.29		$12.47	$12.21	$13.46	$11.78	$12.47

Total Return(c)	(0.01)%		5.00%	(7.41)%	16.49%	(3.80)%	31.49%

Net assets, end of period (in 000’s)	$1,123		$1,195	$1,720	$248	$181	$929

Ratio of net expenses to average net assets	1.02	%(d)	1.06%	1.10%	1.10%	1.09%	1.10%

Ratio of total expenses to average net assets	1.30	%(d)	1.24%	1.16%	1.20%	1.29%	1.26%

Ratio of net investment income to average net assets	3.19	%(d)	2.41%	2.17%	1.39%	0.86%	1.96%

Portfolio turnover rate(e)	12%		26%	36%	50%	57%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class R6 Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.46		$12.20	$13.44	$11.77	$12.47	$9.69

Net investment income(a)	0.17		0.31	0.24	0.19	0.18	0.23

Net realized and unrealized gain (loss)	(0.17)		0.29	(1.21)	1.74	(0.65)	2.82

Total from investment operations	–	(b)	0.60	(0.97)	1.93	(0.47)	3.05

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.24)	(0.22)	(0.19)	(0.24)

Distributions to shareholders from net realized gains	–		–	–	(0.04)	–	–

Distributions to shareholders from return of capital	–		(0.02)	(0.03)	–	(0.04)	(0.03)

Total distributions	(0.18)		(0.34)	(0.27)	(0.26)	(0.23)	(0.27)

Net asset value, end of period	$12.28		$12.46	$12.20	$13.44	$11.77	$12.47

Total Return(c)	0.01%		5.09%	(7.25)%	16.55%	(3.64)%	31.63%

Net assets, end of period (in 000’s)	$24,051		$112,270	$128,064	$166,430	$160,304	$187,335

Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	0.98%	0.98%	0.99%

Ratio of total expenses to average net assets	1.17	%(d)	1.12%	1.04%	1.07%	1.18%	1.11%

Ratio of net investment income to average net assets	2.80	%(d)	2.55%	1.86%	1.51%	1.57%	1.94%

Portfolio turnover rate(e)	12%		26%	36%	50%	57%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS GLOBAL INFRASTRUCTURE FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Infrastructure Fund

	Class P Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.46		$12.19	$13.44	$11.76	$12.47	$9.68

Net investment income(a)	0.18		0.30	0.24	0.19	0.21	0.23

Net realized and unrealized gain (loss)	(0.19)		0.31	(1.22)	1.75	(0.69)	2.83

Total from investment operations	(0.01)		0.61	(0.98)	1.94	(0.48)	3.06

Distributions to shareholders from net investment income	(0.18)		(0.32)	(0.24)	(0.22)	(0.17)	(0.24)

Distributions to shareholders from net realized gains	–		–	–	(0.04)	–	–

Distributions to shareholders from return of capital	–		(0.02)	(0.03)	–	(0.06)	(0.03)

Total distributions	(0.18)		(0.34)	(0.27)	(0.26)	(0.23)	(0.27)

Net asset value, end of period	$12.27		$12.46	$12.19	$13.44	$11.76	$12.47

Total Return(b)	(0.07)%		5.17%	(7.32)%	16.66%	(3.72)%	31.77%

Net assets, end of period (in 000’s)	$57,880		$79,927	$107,173	$117,473	$12,085	$3,936

Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.98%	0.98%	0.98%	0.99%

Ratio of total expenses to average net assets	1.18	%(c)	1.12%	1.04%	1.07%	1.18%	1.12%

Ratio of net investment income to average net assets	2.99	%(c)	2.50%	1.87%	1.51%	1.77%	1.99%

Portfolio turnover rate(d)	12%		26%	36%	50%	57%	39%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Global Real Estate Securities Fund

	Class A Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.83		$8.85	$12.65	$10.25	$11.14	$9.79

Net investment income(a)	0.09		0.20	0.19	0.09	0.12	0.17

Net realized and unrealized gain (loss)	(0.51)		0.93	(3.72)	2.55	(0.88)	2.01

Total from investment operations	(0.42)		1.13	(3.53)	2.64	(0.76)	2.18

Distributions to shareholders from net investment income	(0.21)		(0.15)	(0.05)	(0.24)	(0.10)	(0.53)

Distributions to shareholders from net realized gains	–		–	(0.13)	–	(0.02)	(0.30)

Distributions to shareholders from return of capital	–		–	(0.09)	–	(0.01)	–

Total distributions	(0.21)		(0.15)	(0.27)	(0.24)	(0.13)	(0.83)

Net asset value, end of period	$9.20		$9.83	$8.85	$12.65	$10.25	$11.14

Total Return(b)	(4.33)%		12.92%	(27.99)%	25.92%	(6.63)%	22.47%

Net assets, end of period (in 000’s)	$1,096		$1,178	$1,202	$54	$50	$54

Ratio of net expenses to average net assets	1.33	%(c)	1.34%	1.34%	1.34%	1.35%	1.36%

Ratio of total expenses to average net assets	1.60	%(c)	1.70%	1.70%	1.58%	1.60%	1.52%

Ratio of net investment income to average net assets	1.93	%(c)	2.17%	1.93%	0.80%	1.21%	1.55%

Portfolio turnover rate(d)	17%		47%	80%	52%	75%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Real Estate Securities Fund

	Class C Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.72		$8.76	$12.55	$10.18	$11.09	$9.79

Net investment income(a)	0.05		0.12	0.07	0.01	0.04	0.11

Net realized and unrealized gain (loss)	(0.49)		0.92	(3.65)	2.53	(0.87)	1.98

Total from investment operations	(0.44)		1.04	(3.58)	2.54	(0.83)	2.09

Distributions to shareholders from net investment income	(0.18)		(0.08)	(0.03)	(0.17)	(0.05)	(0.49)

Distributions to shareholders from net realized gains	–		–	(0.13)	–	(0.02)	(0.30)

Distributions to shareholders from return of capital	–		–	(0.05)	–	(0.01)	–

Total distributions	(0.18)		(0.08)	(0.21)	(0.17)	(0.08)	(0.79)

Net asset value, end of period	$9.10		$9.72	$8.76	$12.55	$10.18	$11.09

Total Return(b)	(4.61)%		12.03%	(28.55)%	25.01%	(7.39)%	21.60%

Net assets, end of period (in 000’s)	$33		$35	$52	$63	$50	$66

Ratio of net expenses to average net assets	2.08	%(c)	2.09%	2.09%	2.09%	2.10%	2.11%

Ratio of total expenses to average net assets	2.35	%(c)	2.46%	2.41%	2.33%	2.34%	2.29%

Ratio of net investment income to average net assets	1.18	%(c)	1.36%	0.71%	0.05%	0.45%	0.96%

Portfolio turnover rate(d)	17%		47%	80%	52%	75%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Real Estate Securities Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.84		$8.86	$12.65	$10.25	$11.13	$9.82

Net investment income(a)	0.11		0.17	0.22	0.13	0.15	0.22

Net realized and unrealized gain (loss)	(0.52)		0.98	(3.71)	2.55	(0.87)	2.00

Total from investment operations	(0.41)		1.15	(3.49)	2.68	(0.72)	2.22

Distributions to shareholders from net investment income	(0.22)		(0.17)	(0.08)	(0.28)	(0.13)	(0.61)

Distributions to shareholders from net realized gains	–		–	(0.13)	–	(0.02)	(0.30)

Distributions to shareholders from return of capital	–		–	(0.09)	–	(0.01)	–

Total distributions	(0.22)		(0.17)	(0.30)	(0.28)	(0.16)	(0.91)

Net asset value, end of period	$9.21		$9.84	$8.86	$12.65	$10.25	$11.13

Total Return(b)	(4.06)%		13.21%	(27.72)%	26.38%	(6.26)%	22.91%

Net assets, end of period (in 000’s)	$1,132		$1,155	$4,225	$411	$2,150	$2,131

Ratio of net expenses to average net assets	0.98	%(c)	0.97%	0.97%	0.97%	0.97%	0.97%

Ratio of total expenses to average net assets	1.24	%(c)	1.32%	1.32%	1.21%	1.22%	1.15%

Ratio of net investment income to average net assets	2.29	%(c)	1.84%	2.26%	1.17%	1.60%	1.98%

Portfolio turnover rate(d)	17%		47%	80%	52%	75%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Real Estate Securities Fund

	Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.81		$8.83	$12.62	$10.23	$11.11	$9.80

Net investment income(a)	0.09		0.23	0.19	0.12	0.14	0.21

Net realized and unrealized gain (loss)	(0.49)		0.91	(3.69)	2.54	(0.87)	2.00

Total from investment operations	(0.40)		1.14	(3.50)	2.66	(0.73)	2.21

Distributions to shareholders from net investment income	(0.22)		(0.16)	(0.08)	(0.27)	(0.12)	(0.60)

Distributions to shareholders from net realized gains	–		–	(0.13)	–	(0.02)	(0.30)

Distributions to shareholders from return of capital	–		–	(0.08)	–	(0.01)	–

Total distributions	(0.22)		(0.16)	(0.29)	(0.27)	(0.15)	(0.90)

Net asset value, end of period	$9.19		$9.81	$8.83	$12.62	$10.23	$11.11

Total Return(b)	(4.13)%		13.18%	(27.85)%	26.20%	(6.37)%	22.79%

Net assets, end of period (in 000’s)	$67		$137	$63	$40	$32	$34

Ratio of net expenses to average net assets	1.08	%(c)	1.09%	1.09%	1.09%	1.10%	1.11%

Ratio of total expenses to average net assets	1.32	%(c)	1.48%	1.42%	1.33%	1.34%	1.29%

Ratio of net investment income to average net assets	1.84	%(c)	2.60%	1.90%	1.05%	1.45%	1.85%

Portfolio turnover rate(d)	17%		47%	80%	52%	75%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Real Estate Securities Fund

	Class R6 Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.83		$8.84	$12.63	$10.23	$11.11	$9.80

Net investment income(a)	0.11		0.24	0.18	0.14	0.15	0.21

Net realized and unrealized gain (loss)	(0.53)		0.92	(3.67)	2.55	(0.87)	2.01

Total from investment operations	(0.42)		1.16	(3.49)	2.69	(0.72)	2.22

Distributions to shareholders from net investment income	(0.22)		(0.17)	(0.11)	(0.29)	(0.13)	(0.61)

Distributions to shareholders from net realized gains	–		–	(0.13)	–	(0.02)	(0.30)

Distributions to shareholders from return of capital	–		–	(0.06)	–	(0.01)	–

Total distributions	(0.22)		(0.17)	(0.30)	(0.29)	(0.16)	(0.91)

Net asset value, end of period	$9.19		$9.83	$8.84	$12.63	$10.23	$11.11

Total Return(b)	(4.06)%		13.38%	(27.76)%	26.45%	(6.27)%	22.97%

Net assets, end of period (in 000’s)	$19,524		$95,978	$67,730	$126,806	$144,290	$193,139

Ratio of net expenses to average net assets	0.97	%(c)	0.96%	0.96%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.20	%(c)	1.32%	1.27%	1.20%	1.20%	1.14%

Ratio of net investment income to average net assets	2.26	%(c)	2.64%	1.71%	1.18%	1.58%	1.90%

Portfolio turnover rate(d)	17%		47%	80%	52%	75%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS GLOBAL REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Global Real Estate Securities Fund

	Class P Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$9.82		$8.83	$12.62	$10.22	$11.11	$9.80

Net investment income(a)	0.10		0.23	0.19	0.14	0.15	0.22

Net realized and unrealized gain (loss)	(0.51)		0.93	(3.68)	2.55	(0.88)	2.01

Total from investment operations	(0.41)		1.16	(3.49)	2.69	(0.73)	2.23

Distributions to shareholders from net investment income	(0.22)		(0.17)	(0.09)	(0.29)	(0.13)	(0.62)

Distributions to shareholders from net realized gains	–		–	(0.13)	–	(0.02)	(0.30)

Distributions to shareholders from return of capital	–		–	(0.08)	–	(0.01)	–

Total distributions	(0.22)		(0.17)	(0.30)	(0.29)	(0.16)	(0.92)

Net asset value, end of period	$9.19		$9.82	$8.83	$12.62	$10.22	$11.11

Total Return(b)	(4.07)%		13.39%	(27.78)%	26.48%	(6.36)%	22.98%

Net assets, end of period (in 000’s)	$32,524		$49,417	$46,093	$50,241	$33,176	$43,099

Ratio of net expenses to average net assets	0.97	%(c)	0.96%	0.96%	0.96%	0.96%	0.96%

Ratio of total expenses to average net assets	1.21	%(c)	1.32%	1.28%	1.20%	1.20%	1.14%

Ratio of net investment income to average net assets	2.15	%(c)	2.55%	1.91%	1.18%	1.56%	1.98%

Portfolio turnover rate(d)	17%		47%	80%	52%	75%	42%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class A Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.44		$10.23	$14.90	$11.03	$13.27	$12.61

Net investment income(a)	0.10		0.21	0.13	0.07	0.12	0.22

Net realized and unrealized gain (loss)	(0.27)		1.45	(4.29)	4.75	(1.22)	2.92

Total from investment operations	(0.17)		1.66	(4.16)	4.82	(1.10)	3.14

Distributions to shareholders from net investment income	(0.18)		(0.16)	(0.15)	(0.13)	(0.14)	(0.22)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.18)		(0.45)	(0.51)	(0.95)	(1.14)	(2.48)

Net asset value, end of period	$11.09		$11.44	$10.23	$14.90	$11.03	$13.27

Total Return(b)	(1.50)%		16.58%	(28.07)%	44.33%	(7.85)%	25.49%

Net assets, end of period (in 000’s)	$13,067		$14,175	$14,224	$23,278	$19,177	$27,488

Ratio of net expenses to average net assets	1.21	%(c)	1.22%	1.26%	1.28%	1.29%	1.30%

Ratio of total expenses to average net assets	1.65	%(c)	1.55%	1.57%	1.55%	1.62%	1.57%

Ratio of net investment income to average net assets	1.80	%(c)	1.94%	1.03%	0.55%	1.06%	1.51%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class C Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$10.49		$9.44	$13.82	$10.31	$12.50	$11.99

Net investment income (loss)(a)	0.05		0.12	0.03	(0.02)	0.03	0.10

Net realized and unrealized gain (loss)	(0.25)		1.33	(3.96)	4.41	(1.14)	2.78

Total from investment operations	(0.20)		1.45	(3.93)	4.39	(1.11)	2.88

Distributions to shareholders from net investment income	(0.14)		(0.11)	(0.09)	(0.06)	(0.08)	(0.11)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.14)		(0.40)	(0.45)	(0.88)	(1.08)	(2.37)

Net asset value, end of period	$10.15		$10.49	$9.44	$13.82	$10.31	$12.50

Total Return(b)	(1.88)%		15.63%	(28.54)%	43.12%	(8.50)%	24.62%

Net assets, end of period (in 000’s)	$656		$730	$807	$1,540	$1,332	$2,615

Ratio of net expenses to average net assets	1.96	%(c)	1.97%	2.01%	2.03%	2.04%	2.05%

Ratio of total expenses to average net assets	2.40	%(c)	2.30%	2.32%	2.29%	2.37%	2.32%

Ratio of net investment income (loss) to average net assets	1.05	%(c)	1.18%	0.24%	(0.20)%	0.26%	0.69%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Institutional Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.11		$10.80	$15.67	$11.56	$13.83	$13.05

Net investment income(a)	0.12		0.27	0.18	0.13	0.17	0.28

Net realized and unrealized gain (loss)	(0.28)		1.52	(4.51)	4.97	(1.26)	3.03

Total from investment operations	(0.16)		1.79	(4.33)	5.10	(1.09)	3.31

Distributions to shareholders from net investment income	(0.20)		(0.19)	(0.18)	(0.17)	(0.18)	(0.27)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.20)		(0.48)	(0.54)	(0.99)	(1.18)	(2.53)

Net asset value, end of period	$11.75		$12.11	$10.80	$15.67	$11.56	$13.83

Total Return(b)	(1.35)%		16.92%	(27.77)%	44.74%	(7.48)%	26.01%

Net assets, end of period (in 000’s)	$23,722		$26,104	$24,348	$37,235	$23,409	$30,069

Ratio of net expenses to average net assets	0.87	%(c)	0.89%	0.91%	0.91%	0.91%	0.92%

Ratio of total expenses to average net assets	1.29	%(c)	1.19%	1.20%	1.17%	1.24%	1.19%

Ratio of net investment income to average net assets	2.13	%(c)	2.38%	1.42%	0.92%	1.47%	1.86%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Service Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.58		$10.36	$15.07	$11.15	$13.40	$12.71

Net investment income(a)	0.10		0.20	0.08	0.05	0.11	0.21

Net realized and unrealized gain (loss)	(0.29)		1.46	(4.30)	4.80	(1.23)	2.94

Total from investment operations	(0.19)		1.66	(4.22)	4.85	(1.12)	3.15

Distributions to shareholders from net investment income	(0.16)		(0.15)	(0.13)	(0.11)	(0.13)	(0.20)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.16)		(0.44)	(0.49)	(0.93)	(1.13)	(2.46)

Net asset value, end of period	$11.23		$11.58	$10.36	$15.07	$11.15	$13.40

Total Return(b)	(1.63)%		16.34%	(28.12)%	44.13%	(7.95)%	25.40%

Net assets, end of period (in 000’s)	$206		$362	$312	$893	$940	$1,608

Ratio of net expenses to average net assets	1.37	%(c)	1.39%	1.41%	1.41%	1.41%	1.42%

Ratio of total expenses to average net assets	1.80	%(c)	1.69%	1.70%	1.68%	1.74%	1.69%

Ratio of net investment income to average net assets	1.77	%(c)	1.84%	0.66%	0.42%	0.95%	1.43%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Investor Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.65		$10.40	$15.13	$11.19	$13.43	$12.73

Net investment income(a)	0.12		0.22	0.15	0.11	0.14	0.24

Net realized and unrealized gain (loss)	(0.29)		1.50	(4.35)	4.81	(1.22)	2.97

Total from investment operations	(0.17)		1.72	(4.20)	4.92	(1.08)	3.21

Distributions to shareholders from net investment income	(0.19)		(0.18)	(0.17)	(0.16)	(0.16)	(0.25)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.19)		(0.47)	(0.53)	(0.98)	(1.16)	(2.51)

Net asset value, end of period	$11.29		$11.65	$10.40	$15.13	$11.19	$13.43

Total Return(b)	(1.44)%		16.91%	(27.90)%	44.58%	(7.59)%	25.84%

Net assets, end of period (in 000’s)	$868		$843	$1,428	$2,678	$2,289	$4,532

Ratio of net expenses to average net assets	0.96	%(c)	0.98%	1.01%	1.03%	1.04%	1.05%

Ratio of total expenses to average net assets	1.39	%(c)	1.31%	1.32%	1.30%	1.36%	1.32%

Ratio of net investment income to average net assets	2.18	%(c)	2.03%	1.22%	0.80%	1.17%	1.64%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class R6 Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.11		$10.79	$15.67	$11.56	$13.83	$13.05

Net investment income(a)	0.13		0.26	0.30	0.12	0.18	0.30

Net realized and unrealized gain (loss)	(0.29)		1.54	(4.64)	4.98	(1.27)	3.01

Total from investment operations	(0.16)		1.80	(4.34)	5.10	(1.09)	3.31

Distributions to shareholders from net investment income	(0.20)		(0.19)	(0.18)	(0.17)	(0.18)	(0.27)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.20)		(0.48)	(0.54)	(0.99)	(1.18)	(2.53)

Net asset value, end of period	$11.75		$12.11	$10.79	$15.67	$11.56	$13.83

Total Return(b)	(1.35)%		17.04%	(27.82)%	44.74%	(7.47)%	26.02%

Net assets, end of period (in 000’s)	$2,502		$2,564	$2,385	$443	$1,116	$973

Ratio of net expenses to average net assets	0.86	%(c)	0.88%	0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.28	%(c)	1.18%	1.23%	1.18%	1.24%	1.18%

Ratio of net investment income to average net assets	2.19	%(c)	2.31%	2.47%	0.93%	1.52%	1.98%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class R Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.21		$10.04	$14.64	$10.87	$13.09	$12.47

Net investment income(a)	0.09		0.17	0.10	0.04	0.09	0.18

Net realized and unrealized gain (loss)	(0.27)		1.43	(4.21)	4.66	(1.19)	2.88

Total from investment operations	(0.18)		1.60	(4.11)	4.70	(1.10)	3.06

Distributions to shareholders from net investment income	(0.17)		(0.14)	(0.13)	(0.11)	(0.12)	(0.18)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.17)		(0.43)	(0.49)	(0.93)	(1.12)	(2.44)

Net asset value, end of period	$10.86		$11.21	$10.04	$14.64	$10.87	$13.09

Total Return(b)	(1.63)%		16.26%	(28.22)%	43.82%	(8.00)%	25.14%

Net assets, end of period (in 000’s)	$559		$512	$841	$1,134	$910	$1,440

Ratio of net expenses to average net assets	1.46	%(c)	1.47%	1.51%	1.53%	1.54%	1.55%

Ratio of total expenses to average net assets	1.89	%(c)	1.81%	1.82%	1.79%	1.87%	1.82%

Ratio of net investment income to average net assets	1.67	%(c)	1.63%	0.84%	0.93%	0.79%	1.22%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Real Estate Securities Fund

	Class P Shares
	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$12.10		$10.79	$15.66	$11.55	$13.82	$13.04

Net investment income(a)	0.12		0.25	0.18	0.13	0.17	0.29

Net realized and unrealized gain (loss)	(0.28)		1.54	(4.51)	4.97	(1.26)	3.02

Total from investment operations	(0.16)		1.79	(4.33)	5.10	(1.09)	3.31

Distributions to shareholders from net investment income	(0.20)		(0.19)	(0.18)	(0.17)	(0.18)	(0.27)

Distributions to shareholders from net realized gains	–		(0.29)	(0.36)	(0.82)	(1.00)	(2.26)

Total distributions	(0.20)		(0.48)	(0.54)	(0.99)	(1.18)	(2.53)

Net asset value, end of period	$11.74		$12.10	$10.79	$15.66	$11.55	$13.82

Total Return(b)	(1.35)%		16.94%	(27.78)%	44.79%	(7.48)%	26.04%

Net assets, end of period (in 000’s)	$47,920		$56,585	$70,378	$109,444	$70,215	$89,616

Ratio of net expenses to average net assets	0.86	%(c)	0.88%	0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.28	%(c)	1.18%	1.19%	1.16%	1.23%	1.18%

Ratio of net investment income to average net assets	2.12	%(c)	2.22%	1.42%	0.93%	1.47%	1.90%

Portfolio turnover rate(d)	8%		35%	35%	37%	57%	37%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Global Infrastructure Fund	A, C, Institutional, Investor, R6 and P	Non-Diversified

Goldman Sachs Global Real Estate Securities Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs Real Estate Securities Fund	A, C, Institutional, Service, Investor, R6, R and P	Non-Diversified

Class A Shares of the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

33

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

Global Infrastructure Fund	Quarterly	Annually

Global Real Estate Securities Fund	Quarterly	Annually

Real Estate Securities Fund	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

34

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of June 30, 2024:

35

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Global Infrastructure Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$554,690	$1,373,114	$—

Europe	—	18,926,172	—

North America	57,278,334	2,365,060	—

Oceania	—	2,799,228	—

Investment Company	785,608	—	—

Total	$58,618,632	$25,463,574	$—

Global Real Estate Securities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$267,158	$7,483,451	$—

Europe	1,224,058	5,529,247	—

North America	35,477,215	—	—

Oceania	—	2,811,343	—

Investment Company	962,544	—	—

Total	$37,930,975	$15,824,041	$—

Real Estate Securities Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$88,714,437	$—	$—

Investment Company	10,211	—	—

Total	$88,724,648	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

36

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

Global Infrastructure Fund	0.90%	0.81%	0.77%	0.75%	0.74%	0.90%	0.90%

Global Real Estate Securities Fund	0.93	0.84	0.80	0.78	0.76	0.93	0.92 *

Real Estate Securities Fund	0.87	0.78	0.74	0.73	0.71	0.87	0.82 **

^

Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any. The Effective Net Management Rate may not correlate to the Contractual Management Rate as a result of management fee waivers that may be in effect from time to time.

*

Effective April 29, 2024, GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.91% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees.

**

Effective April 29, 2024, GSAM has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.80% as an annual percentage of the Fund’s average daily net assets. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Trustees. Prior to April 29, 2024, GSAM had waived management fees to achieve an effective net management fee rate of 0.83%.

The Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund.

For the six months ended June 30, 2024, GSAM waived $950, $998 and $230 of the Global Infrastructure, Global Real Estate Securities, and Real Estate Securities Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*

Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*

With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2024, Goldman Sachs retained the following amounts:

37

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

Global Infrastructure Fund	$ 2	$—

Global Real Estate Securities Fund	3	—

Real Estate Securities Fund	222	—

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Effective April 29, 2024 Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.11% and 0.01% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Global Infrastructure Fund and the Global Real Estate Securities Fund, respectively. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Prior to April 29, 2024, Goldman Sachs waived a portion equal to 0.07% and 0.03% of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Global Infrastructure Fund and the Real Estate Securities Fund, respectively.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitation as an annual percentage rate of average daily net assets for each Fund is 0.004%, except Global Infrastructure which is at 0.034%. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. Prior to April 29, 2024, the Other Expense limitations as an annual percentage rate of average daily net assets for the Global Infrastructure Fund was 0.054%. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan, Service Plan and Shareholder Administration Plan, and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

38

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Global Infrastructure Fund	$ 950	$ 595	$ 151,774	$ 153,319

Global Real Estate Securities Fund	4,325	20	132,054	136,399

Real Estate Securities Fund	23,295	1,511	173,501	198,307

G.  Line of Credit Facility — As of June 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024, the facility was $1,110,000,000.

H.  Other Transactions with Affiliates — For the six months ended June 30, 2024, Goldman Sachs earned $711 and $92 in brokerage commissions from portfolio transactions, on behalf of the Global Infrastructure and Real Estate Securities Fund, respectively. The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2024:

Global Infrastructure Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	$1,751,375	$19,799,919	$(20,765,686)	$785,608	785,608	$29,534

Global Real Estate Securities Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	1,511,286	14,657,159	(15,205,901)	962,544	962,544	32,705

Real Estate Securities Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares

	262,850	8,495,352	(8,747,991)	10,211	10,211	6,685

As of June 30, 2024, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class A	Class C	Investor

Global Infrastructure Fund	7%	–%	–%

Global Real Estate Securities Fund	–	84	45

39

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2024, the following Goldman Sachs Funds were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Balanced Strategy Portfolio	Goldman Sachs Growth and Income Strategy Portfolio	Goldman Sachs Growth Strategy Portfolio	Goldman Sachs Dynamic Global Equity Fund

Global Infrastructure Fund	6%	6%	6%	6%

Global Real Estate Securities Fund	9	9	9	9

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2024, were as follows:

Fund	Purchases	Sales

Global Infrastructure Fund	$ 17,988,728	$ 129,742,418

Global Real Estate Securities Fund	18,643,089	104,200,359

Real Estate Securities Fund	7,237,697	16,622,402

6. SECURITIES LENDING

The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Global Real Estate Securities and Real Estate Securities Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or

40

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

6. SECURITIES LENDING (continued)

insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

For the six months ended June 30, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2024

Global Real Estate Securities Fund	$ 186	$ —	$ —

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2024.

Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024

Global Real Estate Securities Fund	$ —	$ 2,303,535	$ (2,303,535)	$ —

7. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2023, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Capital loss carryforwards:

Perpetual Short-Term	$ (378,718)	$ (10,281,353)	$ (541,863)

Perpetual Long-Term	(3,294,571)	(18,286,346)	—

Total capital loss carryforwards	(3,673,289)	(28,567,699)	(541,863)

Timing differences — (Real Estate Investment Trusts, Qualified Late Year Ordinary Loss Deferral and Post October Capital Loss Deferral)	(177,728)	(273,341)	57,851

As of June 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

7. TAX INFORMATION (continued)

	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

Tax Cost	$ 69,412,098	$ 52,594,512	$ 56,944,633

Gross unrealized gain	16,462,256	2,091,470	33,025,973

Gross unrealized loss	(1,792,148)	(930,966)	(1,245,958)

Net unrealized gain (loss)	$ 14,670,108	$ 1,160,504	$ 31,780,015

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences related to the tax treatment of partnership investments and passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

8. OTHER RISKS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Market Risk — The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

Non-Diversification Risk — The Global Infrastructure and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

REIT Risk — Risks associated with investments in the real estate industry (such as REITs) include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage financing, variations in rental income, neighborhood values or the appeal of property to tenants; interest rates; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; and changes in zoning laws. REITs whose underlying properties are concentrated in a particular industry or geographic region are subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. Securities of such issuers may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Global Infrastructure Fund

	For the Six Months Ended		For the Fiscal Year Ended
	June 30, 2024		December 31, 2023
	(Unaudited)

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	520	$6,380	9,035	$113,990

Reinvestment of distributions	164	2,025	442	5,336

Shares redeemed	(3,147)	(38,989)	(18,908)	(238,555)

	(2,463)	(30,584)	(9,431)	(119,229)

Class C Shares

Shares sold	175	2,172	421	5,258

Reinvestment of distributions	196	2,395	404	4,805

Shares redeemed	(1,413)	(17,323)	(17,588)	(210,788)

	(1,042)	(12,756)	(16,763)	(200,725)

Institutional Shares

Shares sold	159,063	1,933,852	692,396	8,542,051

Reinvestment of distributions	3,063	37,851	17,423	208,093

Shares redeemed	(666,796)	(8,174,979)	(1,130,844)	(13,731,615)

	(504,670)	(6,203,276)	(421,025)	(4,981,471)

Investor Shares

Shares sold	21,014	261,232	13,243	156,319

Reinvestment of distributions	1,282	15,785	3,181	38,222

Shares redeemed	(26,723)	(325,463)	(61,481)	(740,655)

	(4,427)	(48,446)	(45,057)	(546,114)

Class R6 Shares

Shares sold	17,243	211,555	1,246,217	14,228,398

Reinvestment of distributions	86,085	1,061,184	255,933	3,068,447

Shares redeemed	(7,153,222)	(87,892,017)	(2,992,554)	(35,921,599)

	(7,049,894)	(86,619,278)	(1,490,404)	(18,624,754)

Class R Shares*

Shares sold	—	—	—	—

Reinvestment of distributions	—	—	30	364

Shares redeemed	—	—	(2,824)	(34,908)

	—	—	(2,794)	(34,544)

Class P Shares

Shares sold	122,073	1,505,865	444,587	5,445,181

Reinvestment of distributions	71,467	879,831	223,630	2,674,682

Shares redeemed	(1,894,489)	(23,147,387)	(3,042,255)	(36,620,904)

	(1,700,949)	(20,761,691)	(2,374,038)	(28,501,041)

NET DECREASE IN SHARES	(9,263,445)	$(113,676,031)	(4,359,512)	$(53,007,878)

*	Class R shares liquidated on July 14, 2023.

44

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Global Real Estate Securities Fund

	For the Six Months Ended		For the Fiscal Year Ended
	June 30, 2024 (Unaudited)		December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	4,082	$37,799	3,462	$31,846

Reinvestment of distributions	2,578	24,184	2,057	18,019

Shares redeemed	(7,433)	(69,757)	(21,474)	(196,260)

	(773)	(7,774)	(15,955)	(146,395)

Class C Shares

Shares sold	33	300	69	615

Reinvestment of distributions	68	632	49	422

Shares redeemed	(33)	(302)	(2,471)	(22,319)

	68	630	(2,353)	(21,282)

Institutional Shares

Shares sold	8,421	79,385	10,744	99,924

Reinvestment of distributions	2,924	27,479	2,397	20,999

Shares redeemed	(5,912)	(54,723)	(372,843)	(3,508,562)

	5,433	52,141	(359,702)	(3,387,639)

Investor Shares

Shares sold	210	1,940	58,488	529,153

Reinvestment of distributions	181	1,703	656	5,777

Shares redeemed	(7,043)	(66,168)	(52,305)	(476,040)

	(6,652)	(62,525)	6,839	58,890

Class R6 Shares

Shares sold	868	8,081	2,225,762	20,612,967

Reinvestment of distributions	202,868	1,907,473	151,096	1,321,028

Shares redeemed	(7,844,753)	(73,315,899)	(270,955)	(2,539,047)

	(7,641,017)	(71,400,345)	2,105,903	19,394,948

Class R Shares*

Shares sold	—	—	—	—

Reinvestment of distributions	—	—	28	248

Shares redeemed	—	—	(3,178)	(29,655)

	—	—	(3,150)	(29,407)

Class P Shares

Shares sold	11,627	108,634	977,612	8,797,524

Reinvestment of distributions	93,969	882,101	101,287	885,231

Shares redeemed	(1,600,319)	(14,974,108)	(1,263,706)	(11,507,768)

	(1,494,723)	(13,983,373)	(184,807)	(1,825,013)

NET INCREASE (DECREASE) IN SHARES	(9,137,664)	$(85,401,246)	1,546,775	$14,044,102

*	Class R shares liquidated on July 14, 2023.

45

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Real Estate Securities Fund

	For the Six Months Ended		For the Fiscal Year Ended
	June 30, 2024		December 31, 2023
	(Unaudited)

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	30,047	$329,304	78,045	$833,276

Reinvestment of distributions	18,527	205,427	50,741	552,999

Shares redeemed	(109,052)	(1,197,897)	(279,776)	(3,001,682)

	(60,478)	(663,166)	(150,990)	(1,615,407)

Class C Shares

Shares sold	1,901	19,103	6,398	63,049

Reinvestment of distributions	941	9,562	3,005	30,256

Shares redeemed	(7,821)	(78,446)	(25,243)	(255,145)

	(4,979)	(49,781)	(15,840)	(161,840)

Institutional Shares

Shares sold	193,944	2,218,194	741,044	8,553,213

Reinvestment of distributions	32,210	378,052	93,602	1,075,478

Shares redeemed	(362,685)	(4,344,013)	(933,328)	(10,271,408)

	(136,531)	(1,747,767)	(98,682)	(642,717)

Service Shares

Shares sold	1,216	13,602	4,394	48,430

Reinvestment of distributions	378	4,258	1,238	13,675

Shares redeemed	(14,584)	(159,137)	(4,468)	(45,485)

	(12,990)	(141,277)	1,164	16,620

Investor Shares

Shares sold	23,245	254,992	5,744	64,666

Reinvestment of distributions	1,230	13,880	3,308	36,541

Shares redeemed	(19,971)	(225,331)	(73,913)	(803,948)

	4,504	43,541	(64,861)	(702,741)

Class R6 Shares

Shares sold	9,825	115,243	11,987	135,720

Reinvestment of distributions	3,316	38,933	8,387	96,384

Shares redeemed	(11,853)	(136,943)	(29,608)	(332,739)

	1,288	17,233	(9,234)	(100,635)

Class R Shares

Shares sold	8,922	95,949	6,871	72,765

Reinvestment of distributions	718	7,794	1,856	19,874

Shares redeemed	(3,835)	(41,522)	(46,838)	(490,637)

	5,805	62,221	(38,111)	(397,998)

Class P Shares

Shares sold	386,671	4,537,882	339,457	3,782,101

Reinvestment of distributions	71,482	839,055	221,476	2,538,845

Shares redeemed	(1,052,656)	(12,241,449)	(2,407,462)	(27,468,361)

	(594,503)	(6,864,512)	(1,846,529)	(21,147,415)

NET DECREASE IN SHARES	(797,884)	$(9,343,508)	(2,223,083)	$(24,752,133)

46

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs Global Infrastructure Fund, Goldman Sachs Global Real Estate Securities Fund, and Goldman Sachs Real Estate Securities Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

47

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, (in the case of the Global Real Estate Securities Fund) securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)

information regarding commissions paid by the Fund and broker oversight, an update on the Investment Adviser’s soft dollars practices, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;

(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and

48

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

ten-year periods ending on the applicable dates, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.

The Trustees noted that the Global Infrastructure Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three-year period ended March 31, 2024. They noted that the Global Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and five-year periods and in the third quartile for the three-year period, and had outperformed the Fund’s benchmark index for the one- and five-year periods and underperformed for the three-year period ended March 31, 2024. The Trustees observed that the Real Estate Securities Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one-, three-, and five-year periods and in the third quartile for the ten-year period, and had underperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods ended March 31, 2024. They noted that the Real Estate Securities Fund had experienced certain portfolio management changes in 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

49

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	Global Infrastructure Fund	Global Real Estate Securities Fund	Real Estate Securities Fund

First $1 billion	0.90%	0.93%	0.87%

Next $1 billion	0.81	0.84	0.78

Next $3 billion	0.77	0.80	0.74

Next $3 billion	0.75	0.78	0.73

Over $8 billion	0.74	0.76	0.71

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertakings to waive a portion of its management fee for the Real Estate Securities Fund and to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fees with respect to certain share classes of the Global Infrastructure Fund and Global Real Estate Securities Fund. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) (in the case of the Global Real Estate Securities Fund) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ securities lending cash collateral is invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (j) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (k) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (l) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (e) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (f) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions;

50

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(g) (in the case of the Global Real Estate Securities Fund) the Fund’s ability to participate in the securities lending program administered by GSAL, as measured by the revenue received by the Fund in connection with the program; and (h) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

51

TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent TRUSTEES (continued) James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282 © 2024 Goldman Sachs. All rights reserved. RESSAR-24

Goldman Sachs Funds Semi-Annual Financial Statements June 30, 2024 Tax-Advantaged Equity Funds I Goldman Sachs International Tax-Managed Equity Fund Goldman Sachs U.S. Tax-Managed Equity Fund

Goldman Sachs Tax-Advantaged Equity Funds

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 90.1%

Australia – 5.4%
57,661	AGL Energy Ltd. (Utilities)	$415,476
197,875	BHP Group Ltd. (Materials)	5,655,656
238,114	Brambles Ltd. (Commercial & Professional Services)	2,297,784
29,512	Cochlear Ltd. (Health Care Equipment & Services)	6,514,479
27,990	Commonwealth Bank of Australia (Banks)	2,371,072
174,794	Fortescue Ltd. (Materials)	2,488,448
1,453,765	Glencore PLC (Materials)	8,272,330
11,681	Goodman Group REIT (Equity Real Estate Investment Trusts (REITs))	269,479
571,635	Insurance Australia Group Ltd. (Insurance)	2,709,862
4,722	Macquarie Group Ltd. (Financial Services)	642,529
392,474	National Australia Bank Ltd. (Banks)	9,464,607
556,857	Northern Star Resources Ltd. (Materials)	4,835,783
283,045	Scentre Group REIT (Equity Real Estate Investment Trusts (REITs))	586,668
14,656	Wesfarmers Ltd. (Consumer Discretionary Distribution & Retail)	634,627
220,793	Westpac Banking Corp. (Banks)	3,997,932

		51,156,732

Austria – 0.2%
46,689	Erste Group Bank AG (Banks)	2,210,032

Belgium – 0.6%
7,363	D’ieteren Group (Consumer Discretionary Distribution & Retail)	1,559,125
19,361	Fagron (Health Care Equipment & Services)	376,753
25,710	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	3,817,599

		5,753,477

China – 0.5%
3,410,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	4,785,584

Denmark – 4.3%
7,389	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	1,851,635
41,567	Jyske Bank A/S (Banks)	3,311,392
5,445	NKT A/S (Capital Goods)*	475,417
210,771	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	30,158,141
31,802	Pandora A/S (Consumer Durables & Apparel)	4,786,615

		40,583,200

Shares	Description	Value

Common Stocks – (continued)

Finland – 0.2%
146,960	Nordea Bank Abp (Banks)	$1,751,914

France – 9.2%
41,646	Air Liquide SA (Materials)	7,187,578
70,447	Airbus SE (Capital Goods)	9,668,623
2,419	Christian Dior SE (Consumer Durables & Apparel)	1,758,981
100,989	Cie de Saint-Gobain SA (Capital Goods)	7,854,337
2,034	Danone SA (Food, Beverage & Tobacco)	124,582
16,136	Dassault Aviation SA (Capital Goods)	2,922,025
93,462	Dassault Systemes (Software & Services)	3,514,264
37,698	Eiffage SA (Capital Goods)	3,464,690
395,168	Engie SA (Utilities)	5,658,947
3,450	EssilorLuxottica SA (Health Care Equipment & Services)	741,349
15,586	Gecina SA REIT (Equity Real Estate Investment Trusts (REITs))	1,438,763
3,140	Hermes International SCA (Consumer Durables & Apparel)	7,252,225
87,008	Klepierre SA REIT (Equity Real Estate Investment Trusts (REITs))	2,322,937
63,580	Legrand SA (Capital Goods)	6,310,648
2,868	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	2,202,026
72,358	Publicis Groupe SA (Media & Entertainment)	7,685,799
7,131	Quadient SA (Technology Hardware & Equipment)	133,384
82,118	Rexel SA (Capital Goods)	2,124,275
42,906	Safran SA (Capital Goods)	9,042,805
71,226	SCOR SE (Insurance)	1,805,459
24,366	Thales SA (Capital Goods)	3,897,787

		87,111,484

Georgia – 0.2%
5,186	Bank of Georgia Group PLC (Banks)	263,834
60,000	TBC Bank Group PLC (Banks)	1,949,244

		2,213,078

Germany – 6.7%
3,337	Bechtle AG (Software & Services)	156,969
19,009	Beiersdorf AG (Household & Personal Products)	2,782,270
7,033	Deutsche Bank AG (Financial Services)	112,405
10,763	Deutsche Boerse AG (Financial Services)	2,199,921
22,642	Deutsche Post AG (Transportation)	919,422
84,941	E.ON SE (Utilities)	1,116,353

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Germany – (continued)
27,929	GEA Group AG (Capital Goods)	$1,161,105
21,908	Hannover Rueck SE (Insurance)	5,545,757
1,411	Hornbach Holding AG & Co. KGaA (Consumer Discretionary Distribution & Retail)	118,978
2,731	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	100,229
49,437	Knorr-Bremse AG (Capital Goods)	3,778,715
24,983	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	4,131,574
3,289	MTU Aero Engines AG (Capital Goods)	838,542
18,775	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	9,386,665
8,364	Nemetschek SE (Software & Services)	816,552
1,094	Rheinmetall AG (Capital Goods)	557,520
83,568	SAP SE (Software & Services)	16,786,778
56,398	Siemens AG (Capital Goods)	10,497,107
109,423	Siemens Energy AG (Capital Goods)*	2,853,162
1,289	Talanx AG (Insurance)	102,720

		63,962,744

Hong Kong – 0.5%
510,000	Swire Pacific Ltd., Class A (Real Estate Management & Development)	4,502,589
57,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	110,776

		4,613,365

Ireland – 0.0%
43,641	Greencore Group PLC (Food, Beverage & Tobacco)*	91,772

Italy – 4.5%
28,473	Banca Generali SpA (Financial Services)	1,142,945
477,763	Banca Mediolanum SpA (Financial Services)	5,264,838
947,294	Banca Monte dei Paschi di Siena SpA (Banks)	4,466,066
981,229	Banco BPM SpA (Banks)	6,314,998
29,982	Credito Emiliano SpA (Banks)	299,168
5,259	De’ Longhi SpA (Consumer Durables & Apparel)	164,552
40,952	FinecoBank Banca Fineco SpA (Banks)	608,516
67,620	Leonardo SpA (Capital Goods)	1,566,676
112,352	Prysmian SpA (Capital Goods)	6,936,277
306,223	UniCredit SpA (Banks)	11,332,101

Shares	Description	Value

Common Stocks – (continued)

Italy – (continued)
476,087	Unipol Gruppo SpA (Insurance)	$4,721,512

		42,817,649

Japan – 22.2%
26,600	Aisin Corp. (Automobiles & Components)	868,990
14,800	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	141,908
7,800	Arcs Co. Ltd. (Consumer Staples Distribution & Retail)	141,337
4,500	Artience Co. Ltd. (Materials)	94,320
287,700	Asahi Kasei Corp. (Materials)	1,847,352
145,700	Brother Industries Ltd. (Technology Hardware & Equipment)	2,573,674
12,400	Chubu Electric Power Co., Inc. (Utilities)	146,485
5,100	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	172,077
255,500	Dai-ichi Life Holdings, Inc. (Insurance)	6,842,252
67,500	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,718,542
833,000	Daiwa Securities Group, Inc. (Financial Services)	6,395,197
9,800	Disco Corp. (Semiconductors & Semiconductor Equipment)	3,732,817
753,800	ENEOS Holdings, Inc. (Energy)	3,884,672
44,200	Food & Life Cos. Ltd. (Consumer Services)	716,503
16,000	Foster Electric Co. Ltd. (Consumer Durables & Apparel)	179,907
49,700	Fuji Oil Holdings, Inc. (Food, Beverage & Tobacco)	873,110
49,000	Fujitsu Ltd. (Software & Services)	768,491
16,300	GS Yuasa Corp. (Capital Goods)	325,106
20,100	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	297,937
21,900	Heiwa Corp. (Consumer Services)	282,124
35,800	Hokuriku Electric Power Co. (Utilities)	227,209
532,500	Honda Motor Co. Ltd. (Automobiles & Components)	5,724,371
183,400	IHI Corp. (Capital Goods)	5,499,404
8,200	IwaiCosmo Holdings, Inc. (Financial Services)	115,407
153,800	Japan Post Holdings Co. Ltd. (Insurance)	1,528,730
6,700	Joshin Denki Co. Ltd. (Consumer Discretionary Distribution & Retail)	110,561
3,800	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	136,576

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
9,000	Kandenko Co. Ltd. (Capital Goods)	$96,781
114,700	KDDI Corp. (Telecommunication Services)	3,038,576
463,300	Kobe Steel Ltd. (Materials)	5,763,475
1,700	Lasertec Corp. (Semiconductors & Semiconductor Equipment)	381,617
5,900	Lawson, Inc. (Consumer Staples Distribution & Retail)	378,812
46,000	Lintec Corp. (Materials)	982,180
140,700	Marubeni Corp. (Capital Goods)	2,608,940
40,300	Marusan Securities Co. Ltd. (Financial Services)	273,138
293,100	Mazda Motor Corp. (Automobiles & Components)	2,825,780
122,400	Mitsubishi Corp. (Capital Goods)	2,406,126
440,400	Mitsubishi Electric Corp. (Capital Goods)	7,057,463
36,000	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	566,763
942,400	Mitsubishi HC Capital, Inc. (Financial Services)	6,235,380
53,800	Mitsubishi Shokuhin Co. Ltd. (Consumer Staples Distribution & Retail)	1,831,214
195,300	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	1,797,525
194,600	Mitsui OSK Lines Ltd. (Transportation)	5,850,970
68,500	Mizuho Leasing Co. Ltd. (Financial Services)	479,666
418,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	9,336,740
67,800	NEC Corp. (Software & Services)	5,590,556
280,100	NGK Insulators Ltd. (Capital Goods)	3,596,588
207,900	Nippon Yusen KK (Transportation)	6,065,881
5,000	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	150,839
1,065,800	Nomura Holdings, Inc. (Financial Services)	6,156,415
95,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	2,411,612
46,200	Olympus Corp. (Health Care Equipment & Services)	745,776
40,100	Orient Corp. (Financial Services)	257,430
39,200	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,656,073

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
505,800	Panasonic Holdings Corp. (Consumer Durables & Apparel)	$4,157,928
6,100	Riken Vitamin Co. Ltd. (Food, Beverage & Tobacco)	105,099
273,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,799,063
63,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,784,036
228,700	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	3,174,952
19,800	Sekisui House Ltd. (Consumer Durables & Apparel)	440,059
70,600	Shikoku Electric Power Co., Inc. (Utilities)	606,967
94,600	SoftBank Group Corp. (Telecommunication Services)	6,084,789
199,200	Sojitz Corp. (Capital Goods)	4,865,912
300,400	Sompo Holdings, Inc. (Insurance)	6,435,679
133,100	Sony Group Corp. (Consumer Durables & Apparel)	11,342,938
59,500	Sumitomo Corp. (Capital Goods)	1,494,756
389,300	Sumitomo Electric Industries Ltd. (Automobiles & Components)	6,086,516
56,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,286,947
104,700	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	3,089,474
173,900	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	623,904
106,000	Tokio Marine Holdings, Inc. (Insurance)	3,983,380
459,200	Tokyo Century Corp. (Financial Services)	4,317,545
8,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	1,751,203
8,900	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	682,838
6,700	Tokyo Tekko Co. Ltd. (Materials)	212,366
780,700	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	5,240,467
68,000	Toyo Seikan Group Holdings Ltd. (Materials)	1,068,960
8,500	Toyo Tire Corp. (Automobiles & Components)	136,414
115,500	Toyota Motor Corp. (Automobiles & Components)	2,369,768

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
7,800	Trend Micro, Inc. (Software & Services)	$317,934
15,600	UACJ Corp. (Materials)	373,932
182,400	Unicharm Corp. (Household & Personal Products)	5,861,466
88,300	Yokogawa Electric Corp. (Technology Hardware & Equipment)	2,144,461

		210,727,128

Jersey – 0.0%
251,611	Ithaca Energy PLC (Energy)	395,669

Netherlands – 6.0%
206,655	ABN AMRO Bank NV (Banks)(a)	3,394,036
10,973	ASM International NV (Semiconductors & Semiconductor Equipment)	8,387,499
26,857	ASML Holding NV (Semiconductors & Semiconductor Equipment)	27,371,762
12,454	ASR Nederland NV (Insurance)	592,918
41,911	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	7,001,291
17,005	Euronext NV (Financial Services)(a)	1,575,860
496,638	ING Groep NV (Banks)	8,533,566

		56,856,932

New Zealand – 0.0%
88,007	Meridian Energy Ltd. (Utilities)	337,176

Norway – 1.7%
249,322	Aker BP ASA (Energy)	6,370,845
73,646	Kongsberg Gruppen ASA (Capital Goods)	5,997,228
167,140	Norsk Hydro ASA (Materials)	1,042,032
50,241	Salmar ASA (Food, Beverage & Tobacco)	2,634,878
13,613	Wallenius Wilhelmsen ASA (Transportation)	139,390

		16,184,373

Singapore – 1.7%
191,281	Hafnia Ltd. (Energy)	1,605,885
75,700	Keppel Ltd. (Capital Goods)	359,841
670,600	Oversea-Chinese Banking Corp. Ltd. (Banks)	7,121,361
72,201	Seatrium Ltd. (Capital Goods)*	73,233
286,300	United Overseas Bank Ltd. (Banks)	6,603,889

		15,764,209

Spain – 1.9%
651,226	Bankinter SA (Banks)	5,328,849
215,532	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	10,695,431

Shares	Description	Value

Common Stocks – (continued)

Spain – (continued)
1,526,616	Unicaja Banco SA (Banks)(a)	$2,098,881

		18,123,161

Sweden – 2.1%
128,970	AAK AB (Food, Beverage & Tobacco)	3,776,343
63,624	Alfa Laval AB (Capital Goods)	2,786,200
278,169	Atlas Copco AB, Class A (Capital Goods)	5,222,973
154,548	Essity AB, Class B (Household & Personal Products)	3,950,993
79,309	Fortnox AB (Software & Services)	477,126
18,640	Mycronic AB (Technology Hardware & Equipment)	722,273
61,044	Saab AB, Class B (Capital Goods)	1,466,573
56,949	Skandinaviska Enskilda Banken AB, Class A (Banks)	841,972
69,698	SSAB AB, Class B (Materials)	377,922
28,510	Swedbank AB, Class A (Banks)	587,256

		20,209,631

Switzerland – 6.5%
202,270	ABB Ltd. (Capital Goods)	11,216,058
10	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	1,152,726
11	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	128,489
31,109	Logitech International SA (Technology Hardware & Equipment)	2,993,955
13,595	Lonza Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	7,401,185
162,749	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	17,328,158
5,325	Sandoz Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	193,021
24,353	Sika AG (Materials)	6,951,802
17,694	Sonova Holding AG (Health Care Equipment & Services)	5,450,931
334,009	UBS Group AG (Financial Services)	9,809,900

		62,626,225

United Kingdom – 8.0%
9,799	4imprint Group PLC (Media & Entertainment)	719,089
18,003	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,801,864
1,722	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	134,299
665,010	Aviva PLC (Insurance)	4,005,562

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
225,530	B&M European Value Retail SA (Consumer Discretionary Distribution & Retail)	$1,242,443
265,769	BAE Systems PLC (Capital Goods)	4,426,822
17,229	Beazley PLC (Insurance)	153,882
32,762	Bodycote PLC (Capital Goods)	281,394
246,462	Central Asia Metals PLC (Materials)	627,779
299,227	Compass Group PLC (Consumer Services)	8,151,948
282,059	Currys PLC (Consumer Discretionary Distribution & Retail)*	257,063
31,402	Galliford Try Holdings PLC (Capital Goods)	94,776
27,192	IG Group Holdings PLC (Financial Services)	281,661
255,909	Imperial Brands PLC (Food, Beverage & Tobacco)	6,548,417
34,895	Informa PLC (Media & Entertainment)	376,585
102,234	Investec PLC (Financial Services)	739,036
1,121,441	M&G PLC (Financial Services)	2,883,026
625,927	Marks & Spencer Group PLC (Consumer Staples Distribution & Retail)	2,263,189
65,274	Mears Group PLC (Commercial & Professional Services)	302,410
680,544	NatWest Group PLC (Banks)	2,677,328
18,258	Next PLC (Consumer Discretionary Distribution & Retail)	2,083,570
37,181	Paragon Banking Group PLC (Financial Services)	345,039
21,495	Pearson PLC (Consumer Services)	268,412
66,949	Pearson PLC ADR (Consumer Services)	835,523
66,209	Redrow PLC (Consumer Durables & Apparel)	558,109
1,927,260	Rolls-Royce Holdings PLC (Capital Goods)*	11,068,726
275,328	Sage Group PLC (The) (Software & Services)	3,772,084
80,257	Senior PLC (Capital Goods)	160,735
171,105	Smiths Group PLC (Capital Goods)	3,681,603
285,165	SSE PLC (Utilities)	6,440,056
437,783	Taylor Wimpey PLC (Consumer Durables & Apparel)	783,949
838,159	Tesco PLC (Consumer Staples Distribution & Retail)	3,237,620
157,978	TP ICAP Group PLC (Financial Services)	399,001
46,551	Unilever PLC (Household & Personal Products)	2,555,063

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
24,765	Vesuvius PLC (Capital Goods)	$144,445
216,017	Vodafone Group PLC (Telecommunication Services)	191,141

		75,493,649

United States – 7.7%
659,842	BP PLC (Energy)	3,972,765
242,800	GSK PLC (Pharmaceuticals, Biotechnology & Life Sciences)	4,670,072
40,474	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,558,249
90,474	Holcim AG (Materials)*	7,997,184
192,126	Nestle SA (Food, Beverage & Tobacco)	19,611,125
59,882	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	16,590,837
72,983	Sanofi SA (Pharmaceuticals, Biotechnology & Life Sciences)	7,038,709
243,461	Shell PLC (Energy)	8,773,446
151,900	Stellantis NV (Automobiles & Components)	3,002,868

		73,215,255

TOTAL COMMON STOCKS (Cost $681,614,933)		856,984,439

Shares	Description	Rate	Value

Preferred Stocks – 0.8%

Germany – 0.8%
6,518	FUCHS SE (Materials)	2.61%	297,963
82,078	Henkel AG & Co. KGaA (Household & Personal Products)	2.22	7,307,968

TOTAL PREFERRED STOCKS (Cost $6,395,338)			7,605,931

TOTAL INVESTMENTS – 90.9% (Cost $688,010,271)			$864,590,370

OTHER ASSETS IN EXCESS OF LIABILITIES – 9.1%			86,573,892

NET ASSETS – 100.0%			$951,164,262

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Investment Abbreviations:
ADR	—American Depositary Receipt
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

Sector Name	% of Market Value

Financials	22.5%
Industrials	19.0
Health Care	13.4
Information Technology	11.6
Consumer Discretionary	9.8
Consumer Staples	7.7
Materials	6.5
Energy	2.9
Real Estate	2.8
Communication Services	2.1
Utilities	1.7

TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	642	09/20/24	$ 33,868,723	$(58,516)
FTSE 100 Index	118	09/20/24	12,249,341	3,936
HANG SENG Index	3	07/30/24	338,646	(6,279)
MSCI Singapore Index	5	07/30/24	116,648	1,000
SPI 200 Index	4	09/19/24	518,470	3,812
TOPIX Index	10	09/12/24	1,746,846	4,689

Total Futures Contracts				$(51,358)

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%

Aerospace & Defense – 1.2%
3,982	Curtiss-Wright Corp.	$1,079,043
16,693	HEICO Corp., Class A	2,963,341
12,658	Hexcel Corp.	790,492
111,232	Howmet Aerospace, Inc.	8,634,940
12,408	Lockheed Martin Corp.	5,795,777
149,820	RTX Corp.	15,040,430
32,693	Woodward, Inc.	5,701,005

		40,005,028

Air Freight & Logistics – 1.2%
284,799	United Parcel Service, Inc., Class B	38,974,743

Automobile Components – 0.3%
16,119	Autoliv, Inc. (Sweden)	1,724,572
55,592	Lear Corp.	6,349,162

		8,073,734

Automobiles – 0.4%
97,923	General Motors Co.	4,549,502
39,420	Tesla, Inc.*	7,800,430

		12,349,932

Banks – 1.5%
260,798	Bank of America Corp.	10,371,936
1	Cadence Bank	28
27,411	Citigroup, Inc.	1,739,502
77,539	Cullen/Frost Bankers, Inc.	7,880,289
11,346	East West Bancorp, Inc.	830,868
40,192	First BanCorp. (Puerto Rico)	735,112
6,380	First Citizens BancShares, Inc., Class A	10,741,432
126,581	Huntington Bancshares, Inc.	1,668,338
35,645	International Bancshares Corp.	2,039,250
40,827	JPMorgan Chase & Co.	8,257,669
5,054	PNC Financial Services Group, Inc. (The)	785,796
86,695	Prosperity Bancshares, Inc.	5,300,532

		50,350,752

Beverages – 0.1%
2,055	Coca-Cola Consolidated, Inc.	2,229,675
23,763	Primo Water Corp.	519,459

		2,749,134

Biotechnology – 4.2%
279,233	AbbVie, Inc.	47,894,044
29,001	Alnylam Pharmaceuticals, Inc.*	7,047,243
72,662	Aurinia Pharmaceuticals, Inc. (Canada)*	414,900
32,986	Biogen, Inc.*	7,646,815
262,269	Gilead Sciences, Inc.	17,994,276
132,083	Moderna, Inc.*	15,684,856
4,775	Regeneron Pharmaceuticals, Inc.*	5,018,668
43,421	TG Therapeutics, Inc.*	772,460
76,297	Vertex Pharmaceuticals, Inc.*	35,761,930

		138,235,192

Broadline Retail – 4.0%
623,356	Amazon.com, Inc.*	120,463,547

Shares	Description	Value

Common Stocks – (continued)

Broadline Retail – (continued)
34,974	eBay, Inc.	$1,878,803
5,605	MercadoLibre, Inc. (Brazil)*	9,211,257

		131,553,607

Building Products – 0.7%
3,357	AAON, Inc.	292,865
21,989	Johnson Controls International PLC	1,461,609
39,269	Lennox International, Inc.	21,008,129

		22,762,603

Capital Markets – 3.1%
160,197	CME Group, Inc.	31,494,730
15,966	Coinbase Global, Inc., Class A*	3,548,124
31,838	Interactive Brokers Group, Inc., Class A	3,903,339
107,848	Jefferies Financial Group, Inc.	5,366,517
9,250	LPL Financial Holdings, Inc.	2,583,525
188,821	Morgan Stanley	18,351,513
189,281	Nasdaq, Inc.	11,406,073
153,054	Northern Trust Corp.	12,853,475
4,488	Piper Sandler Cos.	1,033,003
576,185	Robinhood Markets, Inc., Class A*	13,085,161

		103,625,460

Chemicals – 1.0%
47,477	CF Industries Holdings, Inc.	3,518,995
8,601	Dow, Inc.	456,283
71,308	Element Solutions, Inc.	1,933,873
26,262	Mosaic Co. (The)	758,972
16,316	Olin Corp.	769,300
81,377	Sherwin-Williams Co. (The)	24,285,338

		31,722,761

Commercial Services & Supplies – 0.1%
4,708	Cintas Corp.	3,296,824

Communications Equipment – 0.9%
74,650	Arista Networks, Inc.*	26,163,332
6,071	Motorola Solutions, Inc.	2,343,710

		28,507,042

Construction & Engineering – 0.1%
10,335	Comfort Systems USA, Inc.	3,143,080
3,893	Sterling Infrastructure, Inc.*	460,698

		3,603,778

Construction Materials – 0.6%
32,458	Eagle Materials, Inc.	7,058,317
6,646	Martin Marietta Materials, Inc.	3,600,803
35,390	Summit Materials, Inc., Class A*	1,295,628
35,514	Vulcan Materials Co.	8,831,621

		20,786,369

Consumer Finance – 2.0%
234,665	Capital One Financial Corp.	32,489,369
96,351	Discover Financial Services	12,603,674
131,102	OneMain Holdings, Inc.	6,357,136
316,003	Synchrony Financial	14,912,182

		66,362,361

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Consumer Staples Distribution & Retail – 1.8%
8,547	Casey’s General Stores, Inc.	$3,261,193
67,314	Costco Wholesale Corp.	57,216,227

		60,477,420

Diversified Consumer Services – 0.3%
1,587	Graham Holdings Co., Class B	1,110,186
17,838	Grand Canyon Education, Inc.*	2,495,715
14,814	H&R Block, Inc.	803,363
48,637	Mister Car Wash, Inc.*	346,295
63,661	Service Corp. International	4,528,207
13,722	Strategic Education, Inc.	1,518,477

		10,802,243

Electric Utilities – 0.2%
123,204	Xcel Energy, Inc.	6,580,326

Electrical Equipment – 2.2%
195,946	AMETEK, Inc.	32,666,158
32,336	Atkore, Inc.	4,363,097
32,308	Emerson Electric Co.	3,559,049
85,947	Encore Wire Corp.	24,910,019
101,799	nVent Electric PLC	7,798,821

		73,297,144

Electronic Equipment, Instruments & Components – 0.5%
3,637	Fabrinet (Thailand)*	890,301
94,239	Keysight Technologies, Inc.*	12,887,184
2,989	Teledyne Technologies, Inc.*	1,159,672
1	Vontier Corp.	38

		14,937,195

Energy Equipment & Services – 0.5%
94,650	Schlumberger NV	4,465,587
476,743	TechnipFMC PLC (United Kingdom)	12,466,829

		16,932,416

Entertainment – 1.1%
53,898	Netflix, Inc.*	36,374,682

Financial Services – 4.9%
29,759	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	882,950
133,530	Berkshire Hathaway, Inc., Class B*	54,320,004
343,965	Equitable Holdings, Inc.	14,054,410
146,228	Fiserv, Inc.*	21,793,821
119,426	MGIC Investment Corp.	2,573,630
119,179	Pagseguro Digital Ltd., Class A (Brazil)*	1,393,203
73,466	StoneCo Ltd., Class A (Brazil)*	880,857
203,186	Visa, Inc., Class A	53,330,229
151,167	Voya Financial, Inc.	10,755,532

		159,984,636

Food Products – 0.1%
39,594	Darling Ingredients, Inc.*	1,455,080
9,833	Lancaster Colony Corp.	1,858,142

		3,313,222

Shares	Description	Value

Common Stocks – (continued)

Ground Transportation – 0.6%
94,059	CSX Corp.	$3,146,273
12,022	Norfolk Southern Corp.	2,581,003
36,542	Ryder System, Inc.	4,526,823
43,995	Union Pacific Corp.	9,954,309

		20,208,408

Health Care Equipment & Supplies – 1.7%
507,954	Boston Scientific Corp.*	39,117,537
35,822	Intuitive Surgical, Inc.*	15,935,417

		55,052,954

Health Care Providers & Services – 3.8%
21,748	Cigna Group (The)	7,189,236
71,276	Elevance Health, Inc.	38,621,613
6,544	Encompass Health Corp.	561,410
43,802	HCA Healthcare, Inc.	14,072,706
101,422	HealthEquity, Inc.*	8,742,576
354,636	Hims & Hers Health, Inc.*	7,160,101
34,579	Humana, Inc.	12,920,443
6,269	Molina Healthcare, Inc.*	1,863,774
19,477	Quest Diagnostics, Inc.	2,666,012
47,957	UnitedHealth Group, Inc.	24,422,582
37,549	Universal Health Services, Inc., Class B	6,943,937

		125,164,390

Health Care REITs – 0.1%
47,046	Omega Healthcare Investors, Inc. REIT	1,611,326
28,435	Ventas, Inc. REIT	1,457,578

		3,068,904

Hotel & Resort REITs – 1.0%
112,505	Chatham Lodging Trust REIT	958,543
1,264,185	Host Hotels & Resorts, Inc. REIT	22,730,046
531,112	Park Hotels & Resorts, Inc. REIT	7,956,058
24,877	Ryman Hospitality Properties, Inc. REIT	2,484,217

		34,128,864

Hotels, Restaurants & Leisure – 2.5%
49,494	Airbnb, Inc., Class A*	7,504,775
92,966	Carnival Corp.*	1,740,324
902,950	Chipotle Mexican Grill, Inc.*	56,569,817
53,406	International Game Technology PLC	1,092,687
18,807	Wingstop, Inc.	7,948,967
81,196	Wynn Resorts Ltd.	7,267,042
5,222	Yum! Brands, Inc.	691,706

		82,815,318

Household Durables – 1.7%
188,174	D.R. Horton, Inc.	26,519,362
203,638	M/I Homes, Inc.*	24,872,345
40,583	PulteGroup, Inc.	4,468,188

		55,859,895

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Household Products – 0.0%
8,185	Procter & Gamble Co. (The)	$1,349,870

Industrial REITs – 0.3%
62,315	First Industrial Realty Trust, Inc. REIT	2,960,586
65,403	Prologis, Inc. REIT	7,345,411

		10,305,997

Insurance – 2.1%
35,396	American Financial Group, Inc.	4,354,416
49,985	Arch Capital Group Ltd.*	5,042,987
41,284	CNO Financial Group, Inc.	1,144,393
17,855	Goosehead Insurance, Inc., Class A*	1,025,591
999	Kinsale Capital Group, Inc.	384,895
15,650	Marsh & McLennan Cos., Inc.	3,297,768
32,867	Principal Financial Group, Inc.	2,578,416
157,127	Progressive Corp. (The)	32,636,849
6,559	Reinsurance Group of America, Inc.	1,346,366
65,766	Travelers Cos., Inc. (The)	13,372,858
65,442	W R Berkley Corp.	5,142,432

		70,326,971

Interactive Media & Services – 5.7%
326,600	Alphabet, Inc., Class A	59,490,190
315,000	Alphabet, Inc., Class C	57,777,300
141,176	Meta Platforms, Inc., Class A	71,183,763

		188,451,253

IT Services – 1.5%
5,074	EPAM Systems, Inc.*	954,470
52,678	Gartner, Inc.*	23,655,583
112,139	International Business Machines Corp.	19,394,440
13,789	MongoDB, Inc.*	3,446,698
5,663	Perficient, Inc.*	423,536
9,130	VeriSign, Inc.*	1,623,314

		49,498,041

Life Sciences Tools & Services – 1.6%
7,809	IQVIA Holdings, Inc.*	1,651,135
67,528	Medpace Holdings, Inc.*	27,811,407
14,897	Mettler-Toledo International, Inc.*	20,819,898
3,494	Thermo Fisher Scientific, Inc.	1,932,182
6,675	West Pharmaceutical Services, Inc.	2,198,678

		54,413,300

Machinery – 1.2%
5,761	AGCO Corp.	563,887
1	Fortive Corp.	74
97,597	Illinois Tool Works, Inc.	23,126,585
151,534	Mueller Industries, Inc.	8,628,346
66,199	Mueller Water Products, Inc., Class A	1,186,286
15,142	Snap-on, Inc.	3,957,968
17,147	Trinity Industries, Inc.	513,038

		37,976,184

Shares	Description	Value

Common Stocks – (continued)

Media – 0.9%
37,692	Liberty Broadband Corp., Class C*	$2,066,275
538,121	News Corp., Class A	14,835,996
130,537	Trade Desk, Inc. (The), Class A*	12,749,549

		29,651,820

Metals & Mining – 0.4%
120,574	Carpenter Technology Corp.	13,212,499
35,810	Gatos Silver, Inc.*	373,856
209,660	Hecla Mining Co.	1,016,851

		14,603,206

Office REITs – 0.0%
1	Vornado Realty Trust REIT	26

Oil, Gas & Consumable Fuels – 2.0%
295,048	Antero Midstream Corp.	4,349,008
135,648	Antero Resources Corp.*	4,426,194
10,830	Cheniere Energy, Inc.	1,893,409
16,530	ConocoPhillips	1,890,701
103,414	Dorian LPG Ltd.	4,339,251
89,256	EOG Resources, Inc.	11,234,653
88,260	Exxon Mobil Corp.	10,160,491
12,264	Hess Corp.	1,809,185
43,602	Kinder Morgan, Inc.	866,372
14,840	Marathon Petroleum Corp.	2,574,443
8,760	ONEOK, Inc.	714,378
50,474	Scorpio Tankers, Inc. (Monaco)	4,103,032
108,374	Teekay Tankers Ltd., Class A (Canada)	7,457,215
31,484	Valero Energy Corp.	4,935,432
156,754	Williams Cos., Inc. (The)	6,662,045

		67,415,809

Personal Care Products – 0.5%
77,714	elf Beauty, Inc.*	16,375,894

Pharmaceuticals – 2.2%
16,808	Eli Lilly & Co.	15,217,627
88,523	Johnson & Johnson	12,938,522
26,154	Merck & Co., Inc.	3,237,865
1,513,137	Pfizer, Inc.	42,337,573

		73,731,587

Professional Services – 1.1%
35,982	Equifax, Inc.	8,724,196
163,147	ExlService Holdings, Inc.*	5,116,290
39,782	FTI Consulting, Inc.*	8,574,214
156,109	Parsons Corp.*	12,771,277

		35,185,977

Real Estate Management & Development – 0.2%
71,280	CoStar Group, Inc.*	5,284,699

Residential REITs – 0.7%
1	Apartment Investment and Management Co., Class A REIT*	8
33,905	AvalonBay Communities, Inc. REIT	7,014,606
48,079	Camden Property Trust REIT	5,245,900
42,893	Equity LifeStyle Properties, Inc. REIT	2,793,621

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued) June 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Residential REITs – (continued)
11,780	Equity Residential REIT	$816,825
39,735	Invitation Homes, Inc. REIT	1,426,089
26,742	Mid-America Apartment Communities, Inc. REIT	3,813,676

		21,110,725

Retail REITs – 0.1%
21,275	Brixmor Property Group, Inc. REIT	491,240
63,218	NNN REIT, Inc. REIT	2,693,087
2	Simon Property Group, Inc. REIT	304

		3,184,631

Semiconductors & Semiconductor Equipment – 9.5%
218,165	Applied Materials, Inc.	51,484,758
25,132	Axcelis Technologies, Inc.*	3,573,519
38,684	Broadcom, Inc.	62,108,323
14,448	KLA Corp.	11,912,521
4,959	Lam Research Corp.	5,280,591
1,354,178	NVIDIA Corp.	167,295,150
63,128	Texas Instruments, Inc.	12,280,290

		313,935,152

Software – 10.6%
186,019	ACI Worldwide, Inc.*	7,364,492
52,029	Adobe, Inc.*	28,904,191
239,996	Cleanspark, Inc.*	3,827,936
22,468	CommVault Systems, Inc.*	2,731,435
24,546	Crowdstrike Holdings, Inc., Class A*	9,405,782
42,325	Fortinet, Inc.*	2,550,928
34,876	Intuit, Inc.	22,920,856
9,452	Manhattan Associates, Inc.*	2,331,619
524,636	Microsoft Corp.	234,486,060
18,506	Oracle Corp.	2,613,047
20,331	Palo Alto Networks, Inc.*	6,892,412
24,029	ServiceNow, Inc.*	18,902,894
1,599	SPS Commerce, Inc.*	300,868
8,354	Varonis Systems, Inc.*	400,741
43,289	Zscaler, Inc.*	8,319,713

		351,952,974

Specialized REITs – 0.0%
5,206	CubeSmart REIT	235,155
9,634	Lamar Advertising Co., Class A REIT	1,151,552

		1,386,707

Specialty Retail – 1.0%
516,637	American Eagle Outfitters, Inc.	10,312,074
785	Asbury Automotive Group, Inc.*	178,878
17,213	CarMax, Inc.*	1,262,401
84,378	Chewy, Inc., Class A*	2,298,457
91,859	Lowe’s Cos., Inc.	20,251,235

Shares	Description	Value

Common Stocks – (continued)

Specialty Retail – (continued)
1	Victoria’s Secret & Co.*	$18

		34,303,063

Technology Hardware, Storage & Peripherals – 9.0%
1,069,447	Apple, Inc.	225,246,927
334,473	Dell Technologies, Inc., Class C	46,127,171
42,942	NetApp, Inc.	5,530,930
5,355	Seagate Technology Holdings PLC	553,011
26,571	Super Micro Computer, Inc.*	21,770,949

		299,228,988

Textiles, Apparel & Luxury Goods – 1.1%
25,167	Deckers Outdoor Corp.*	24,360,398
170,151	Figs, Inc., Class A*	906,905
38,986	G-III Apparel Group Ltd.*	1,055,351
65,014	Levi Strauss & Co., Class A	1,253,470
31,988	Ralph Lauren Corp.	5,599,819
75,785	Skechers USA, Inc., Class A*	5,238,259

		38,414,202

Tobacco – 0.1%
234,170	Vector Group Ltd.	2,475,177

Trading Companies & Distributors – 0.4%
76,600	Core & Main, Inc., Class A*	3,748,804
6,318	Ferguson PLC	1,223,480
42,034	FTAI Aviation Ltd.	4,339,170
5,515	United Rentals, Inc.	3,566,716

		12,878,170

TOTAL COMMON STOCKS (Cost $1,619,808,520)		3,195,397,760

Shares	Dividend Rate	Value

Investment Company – 0.0%(a)
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,084,715	5.213%	1,084,715
(Cost $1,084,715)

TOTAL INVESTMENTS – 96.6% (Cost $1,620,893,235)		$3,196,482,475

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		112,811,648

NET ASSETS – 100.0%		$3,309,294,123

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*	Non-income producing security.
(a)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	72	09/20/24	$7,434,000	$14,011
S&P 500 E-Mini Index	270	09/20/24	74,540,250	(20,205)

Total Futures Contracts				$(6,194)

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Assets and Liabilities June 30, 2024 (Unaudited)

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Assets:

Investments in unaffiliated issuers, at value (cost $688,010,271 and $1,619,808,520, respectively)	$864,590,370	$3,195,397,760
Investments in affiliated issuers, at value (cost $– and $1,084,715, respectively)	—	1,084,715
Cash	10,727,411	49,676,462
Foreign Currency, at value (cost $5,897,857 and $–, respectively)	5,832,799	—
Receivables:
Fund shares sold	65,984,273	64,691,012
Foreign tax reclaims	4,367,776	3,732
Dividends	471,631	1,179,835
Reimbursement from investment adviser	20,100	—
Securities lending income	281	—
Investments sold	—	60,352,042
Variation margin on futures contracts	30,112	22,075
Other assets	49,304	114,594

Total assets	952,074,057	3,372,522,227

Liabilities:

Payables:
Management fees	624,317	1,683,956
Due to broker	116,097	153,796
Distribution and Service fees and Transfer Agency fees	25,206	121,186
Fund shares redeemed	4,875	50,031
Investments purchased	—	60,849,319
Accrued expenses	139,300	369,816

Total liabilities	909,795	63,228,104

Net Assets:

Paid-in capital	819,680,129	1,642,880,854
Total distributable earnings	131,484,133	1,666,413,269

NET ASSETS	$951,164,262	$3,309,294,123

Net Assets:
Class A	$5,071,543	$98,275,755
Class C	684,073	17,307,588
Institutional	15,122,783	64,192,076
Service	—	4,151,672
Investor	19,025,139	23,170,623
Class R6	839,294,551	2,850,814,745
Class P	71,966,173	251,381,664
Total Net Assets	$951,164,262	$3,309,294,123
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	399,408	2,253,143
Class C	55,213	429,338
Institutional	1,186,709	1,432,117
Service	—	94,835
Investor	1,492,513	521,824
Class R6	66,352,916	64,176,414
Class P	5,685,657	5,657,521
Net asset value, offering and redemption price per share:(a)
Class A	$12.70	$43.62
Class C	12.39	40.31
Institutional	12.74	44.82
Service	—	43.78
Investor	12.75	44.40
Class R6	12.65	44.42
Class P	12.66	44.43

(a)

Maximum public offering price per share for Class A Shares of the International Tax-Managed Equity Fund and U.S. Tax-Managed Equity Fund is $13.44 and $46.16, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Operations June 30, 2024 (Unaudited)

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $2,367,185 and $2,311, respectively)	$16,229,138	$15,935,258

Dividends — affiliated issuers	10,687	41,255

Securities lending income, net of rebates received or paid to borrowers – affiliated issuer	5,530	82

Total Investment Income	16,245,355	15,976,595

Expenses:

Management fees	3,603,257	9,650,481

Custody, accounting and administrative services	245,486	31,438

Transfer Agency fees(a)	141,078	532,325

Professional fees	89,520	65,100

Registration fees	44,203	10,882

Trustee fees	12,051	11,211

Printing and mailing costs	10,785	11,845

Distribution and/or Service (12b-1) fees(a)	8,794	185,068

Service fees — Class C	848	21,096

Shareholder Administration fees — Service Shares	—	4,761

Other	15,670	9,815

Total expenses	4,171,692	10,534,022

Less — expense reductions	(362,280)	(27,693)

Net expenses	3,809,412	10,506,329

NET INVESTMENT INCOME	12,435,943	5,470,266

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	13,470,013	43,206,675

In-kind redemptions	—	55,570,853

Futures contracts	574,109	343,515

Foreign currency transactions	91,272	—

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	32,271,761	363,586,923

Foreign currency translations	(392,901)	—

Futures contracts	(67,591)	(100,677)

Net realized and unrealized gain	45,946,663	462,607,289

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$58,382,606	$468,077,555

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees			Transfer Agency Fees
Fund	Class A	Class C	Service	Class A	Class C	Institutional	Service	Investor	Class R6	Class P
International Tax-Managed Equity Fund	$6,250	$2,544	$–	$3,750	$509	$2,873	$–	$12,222	$111,121	$10,603
U.S. Tax-Managed Equity Fund	117,018	63,289	4,761	70,210	12,658	11,855	762	15,843	385,476	35,521

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statements of Changes in Net Assets June 30, 2024 (Unaudited)

	International Tax-Managed Equity Fund		U.S. Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Fiscal Year Ended December 31, 2023

From operations:

Net investment income	$12,435,943	$17,712,699	$5,470,266	$15,471,513

Net realized gain	14,135,394	40,454,697	99,121,043	53,771,665

Net change in unrealized gain	31,811,269	76,925,162	363,486,246	481,310,248

Net increase in net assets resulting from operations	58,382,606	135,092,558	468,077,555	550,553,426

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	(94,610)	–	(202,802)

Class C Shares	–	(8,889)	–	–

Institutional Shares	–	(291,337)	–	(293,294)

Service Shares	–	–	–	(3,951)

Investor Shares	–	(258,344)	–	(89,406)

Class R6 Shares	–	(15,920,795)	–	(13,036,248)

Class P Shares	–	(1,586,920)	–	(1,179,388)

Total distributions to shareholders	–	(18,160,895)	–	(14,805,089)

From share transactions:

Proceeds from sales of shares	108,861,917	17,872,937	126,051,634	72,656,637

Proceeds paid in connection with in-kind transactions	–	(65,000,000)	(70,750,000)	(75,750,000)

Reinvestment of distributions	–	18,160,808	–	14,704,015

Cost of shares redeemed	(7,437,881)	(13,706,369)	(20,690,578)	(75,518,598)

Net increase (decrease) in net assets resulting from share transactions	101,424,036	(42,672,624)	34,611,056	(63,907,946)

TOTAL INCREASE	159,806,642	74,259,039	502,688,611	471,840,391

Net Assets:

Beginning of period	$791,357,620	$717,098,581	$2,806,605,512	$2,334,765,121

End of period	$951,164,262	$791,357,620	$3,309,294,123	$2,806,605,512

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.84		$10.07		$12.28	$11.32	$10.43	$8.93

Net investment income(a)	0.16		0.24	(b),(c)	0.29	0.28	0.10	0.18

Net realized and unrealized gain (loss)	0.70		1.76		(2.18)	1.07	0.92	1.49

Total from investment operations	0.86		2.00		(1.89)	1.35	1.02	1.67

Distributions to shareholders from net investment income	–		(0.23)		(0.32)	(0.39)	(0.13)	(0.17)

Net asset value, end of period	$12.70		$11.84		$10.07	$12.28	$11.32	$10.43

Total Return(d)	7.26%		19.96%		(15.36)%	12.02%	9.75%	18.66%

Net assets, end of period (in 000’s)	$5,072		$4,852		$5,139	$7,235	$6,662	$8,419

Ratio of net expenses to average net assets	1.21	%(e)	1.22%		1.22%	1.22%	1.23%	1.25%

Ratio of total expenses to average net assets	1.35	%(e)	1.35%		1.32%	1.33%	1.36%	1.37%

Ratio of net investment income to average net assets	2.60	%(e)	2.15	%(b),(c)	2.74%	2.33%	1.07%	1.81%

Portfolio turnover rate(f)	104%		132%		226%	162%	177%	231%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.60		$9.87		$12.03	$11.04	$10.18	$8.68

Net investment income(a)	0.11		0.16	(b),(c)	0.21	0.20	0.03	0.12

Net realized and unrealized gain (loss)	0.68		1.72		(2.13)	1.03	0.88	1.42

Total from investment operations	0.79		1.88		(1.92)	1.23	0.91	1.54

Distributions to shareholders from net investment income	–		(0.15)		(0.24)	(0.24)	(0.05)	(0.04)

Net asset value, end of period	$12.39		$11.60		$9.87	$12.03	$11.04	$10.18

Total Return(d)	6.90%		18.98%		(15.96)%	11.19%	8.89%	17.74%

Net assets, end of period (in 000’s)	$684		$696		$728	$1,009	$1,060	$1,308

Ratio of net expenses to average net assets	1.96	%(e)	1.97%		1.97%	1.96%	1.98%	2.01%

Ratio of total expenses to average net assets	2.10	%(e)	2.10%		2.07%	2.07%	2.11%	2.12%

Ratio of net investment income to average net assets	1.74	%(e)	1.46	%(b),(c)	2.01%	1.59%	0.33%	1.25%

Portfolio turnover rate(f)	104%		132%		226%	162%	177%	231%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.86		$10.10		$12.31	$11.29	$10.40	$8.91

Net investment income(a)	0.19		0.27	(b),(c)	0.32	0.32	0.13	0.21

Net realized and unrealized gain (loss)	0.69		1.77		(2.17)	1.07	0.92	1.48

Total from investment operations	0.88		2.04		(1.85)	1.39	1.05	1.69

Distributions to shareholders from net investment income	–		(0.28)		(0.36)	(0.37)	(0.16)	(0.20)

Net asset value, end of period	$12.74		$11.86		$10.10	$12.31	$11.29	$10.40

Total Return(d)	7.42%		20.23%		(15.02)%	12.42%	10.11%	19.01%

Net assets, end of period (in 000’s)	$15,123		$12,638		$9,934	$11,247	$9,998	$15,783

Ratio of net expenses to average net assets	0.90	%(e)	0.90%		0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	0.99	%(e)	0.99%		0.95%	0.96%	0.99%	0.99%

Ratio of net investment income to average net assets	3.01	%(e)	2.45	%(b),(c)	3.01%	2.65%	1.36%	2.11%

Portfolio turnover rate(f)	104%		132%		226%	162%	177%	231%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.87		$10.10		$12.32	$11.30	$10.40	$8.91

Net investment income(a)	0.19		0.26	(b),(c)	0.32	0.31	0.13	0.20

Net realized and unrealized gain (loss)	0.69		1.78		(2.19)	1.07	0.92	1.48

Total from investment operations	0.88		2.04		(1.87)	1.38	1.05	1.68

Distributions to shareholders from net investment income	–		(0.27)		(0.35)	(0.36)	(0.15)	(0.19)

Net asset value, end of period	$12.75		$11.87		$10.10	$12.32	$11.30	$10.40

Total Return(d)	7.41%		20.26%		(15.15)%	12.31%	10.09%	18.90%

Net assets, end of period (in 000’s)	$19,025		$11,560		$8,699	$7,290	$9,085	$18,290

Ratio of net expenses to average net assets	0.96	%(e)	0.97%		0.97%	0.97%	0.98%	1.00%

Ratio of total expenses to average net assets	1.09	%(e)	1.10%		1.08%	1.08%	1.11%	1.12%

Ratio of net investment income to average net assets	3.02	%(e)	2.33	%(b),(c)	3.08%	2.58%	1.38%	2.06%

Portfolio turnover rate(f)	104%		132%		226%	162%	177%	231%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.78		$10.02		$12.23	$11.22	$10.33	$8.85

Net investment income(a)	0.18		0.27	(b),(c)	0.32	0.32	0.14	0.21

Net realized and unrealized gain (loss)	0.69		1.77		(2.17)	1.06	0.92	1.47

Total from investment operations	0.87		2.04		(1.85)	1.38	1.06	1.68

Distributions to shareholders from net investment income	–		(0.28)		(0.36)	(0.37)	(0.17)	(0.20)

Net asset value, end of period	$12.65		$11.78		$10.02	$12.23	$11.22	$10.33

Total Return(d)	7.48%		20.30%		(15.11)%	12.43%	10.20%	19.05%

Net assets, end of period (in 000’s)	$839,295		$692,952		$630,799	$730,126	$640,212	$660,555

Ratio of net expenses to average net assets	0.89	%(e)	0.89%		0.89%	0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.98	%(e)	0.98%		0.94%	0.95%	0.97%	0.98%

Ratio of net investment income to average net assets	2.94	%(e)	2.44	%(b),(c)	3.06%	2.66%	1.42%	2.12%

Portfolio turnover rate(f)	104%		132%		226%	162%	177%	231%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	International Tax-Managed Equity Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023		2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$11.78		$10.03		$12.23	$11.22	$10.34	$8.86

Net investment income(a)	0.18		0.27	(b),(c)	0.33	0.32	0.14	0.21

Net realized and unrealized gain (loss)	0.70		1.76		(2.17)	1.06	0.91	1.47

Total from investment operations	0.88		2.03		(1.84)	1.38	1.05	1.68

Distributions to shareholders from net investment income	–		(0.28)		(0.36)	(0.37)	(0.17)	(0.20)

Net asset value, end of period	$12.66		$11.78		$10.03	$12.23	$11.22	$10.34

Total Return(d)	7.47%		20.28%		(15.03)%	12.42%	10.09%	19.02%

Net assets, end of period (in 000’s)	$71,966		$68,659		$61,800	$81,775	$68,788	$67,038

Ratio of net expenses to average net assets	0.89	%(e)	0.89%		0.89%	0.89%	0.89%	0.89%

Ratio of total expenses to average net assets	0.98	%(e)	0.98%		0.94%	0.95%	0.98%	0.98%

Ratio of net investment income to average net assets	2.89	%(e)	2.47	%(b),(c)	3.10%	2.66%	1.45%	2.15%

Portfolio turnover rate(f)	104%		132%		226%	162%	177%	231%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounts to $0.04 per share and 0.34% of average net assets.
(c)	Reflects income recognized from withholding tax reclaims which amounted to $0.01 per share and 0.12% of average net assets.
(d)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class A Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$37.33		$30.32	$38.29	$29.78	$25.54	$20.43

Net investment income(a)	0.01		0.10	0.10	0.05	0.06	0.11

Net realized and unrealized gain (loss)	6.28		7.00	(7.95)	8.52	4.31	5.09

Total from investment operations	6.29		7.10	(7.85)	8.57	4.37	5.20

Distributions to shareholders from net investment income	–		(0.09)	(0.12)	(0.06)	(0.09)	(0.09)

Distributions to shareholders from net realized gains	–		–	–	–	(0.04)	–

Total distributions	–		(0.09)	(0.12)	(0.06)	(0.13)	(0.09)

Net asset value, end of period	$43.62		$37.33	$30.32	$38.29	$29.78	$25.54

Total Return(b)	16.85%		23.41%	(20.51)%	28.80%	17.06%	25.48%

Net assets, end of period (in 000’s)	$98,276		$87,893	$90,164	$111,821	$75,584	$68,427

Ratio of net expenses to average net assets	1.01	%(c)	1.03%	1.03%	1.06%	1.08%	1.10%

Ratio of total expenses to average net assets	1.05	%(c)	1.07%	1.10%	1.11%	1.12%	1.13%

Ratio of net investment income to average net assets	0.05	%(c)	0.29%	0.29%	0.16%	0.24%	0.47%

Portfolio turnover rate(d)	49%		184%	246%	116%	177%	205%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class C Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$34.63		$28.27	$35.84	$28.04	$24.11	$19.36

Net investment loss(a)	(0.13)		(0.14)	(0.14)	(0.19)	(0.13)	(0.06)

Net realized and unrealized gain (loss)	5.81		6.50	(7.43)	7.99	4.06	4.81

Total from investment operations	5.68		6.36	(7.57)	7.80	3.93	4.75

Net asset value, end of period	$40.31		$34.63	$28.27	$35.84	$28.04	$24.11

Total Return(b)	16.40%		22.50%	(21.12)%	27.82%	16.25%	24.54%

Net assets, end of period (in 000’s)	$17,308		$15,604	$16,096	$21,720	$19,502	$18,341

Ratio of net expenses to average net assets	1.76	%(c)	1.78%	1.78%	1.81%	1.83%	1.85%

Ratio of total expenses to average net assets	1.80	%(c)	1.82%	1.85%	1.86%	1.87%	1.88%

Ratio of net investment loss to average net assets	(0.70	)%(c)	(0.46)%	(0.46)%	(0.59)%	(0.53)%	(0.28)%

Portfolio turnover rate(d)	49%		184%	246%	116%	177%	205%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Institutional Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$38.30		$31.10	$39.28	$30.53	$26.16	$20.91

Net investment income(a)	0.08		0.21	0.21	0.17	0.15	0.20

Net realized and unrealized gain (loss)	6.44		7.19	(8.17)	8.74	4.43	5.23

Total from investment operations	6.52		7.40	(7.96)	8.91	4.58	5.43

Distributions to shareholders from net investment income	–		(0.20)	(0.22)	(0.16)	(0.17)	(0.18)

Distributions to shareholders from net realized gains	–		–	–	–	(0.04)	–

Total distributions	–		(0.20)	(0.22)	(0.16)	(0.21)	(0.18)

Net asset value, end of period	$44.82		$38.30	$31.10	$39.28	$30.53	$26.16

Total Return(b)	17.02%		23.81%	(20.26)%	29.23%	17.48%	25.90%

Net assets, end of period (in 000’s)	$64,192		$55,767	$60,342	$56,035	$47,997	$45,718

Ratio of net expenses to average net assets	0.69	%(c)	0.71%	0.70%	0.74%	0.74%	0.74%

Ratio of total expenses to average net assets	0.69	%(c)	0.71%	0.72%	0.75%	0.75%	0.75%

Ratio of net investment income to average net assets	0.37	%(c)	0.62%	0.64%	0.48%	0.56%	0.83%

Portfolio turnover rate(d)	49%		184%	246%	116%	177%	205%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Service Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$37.50		$30.48	$38.52	$29.96	$25.70	$20.57

Net investment income (loss)(a)	(0.03)		0.04	0.04	– (b)	0.02	0.08

Net realized and unrealized gain (loss)	6.31		7.02	(7.99)	8.56	4.33	5.13

Total from investment operations	6.28		7.06	(7.95)	8.56	4.35	5.21

Distributions to shareholders from net investment income	–		(0.04)	(0.09)	– (b)	(0.05)	(0.08)

Distributions to shareholders from return of capital	–		–	–	–	(0.04)	–

Total distributions	–		(0.04)	(0.09)	– (b)	(0.09)	(0.08)

Net asset value, end of period	$43.78		$37.50	$30.48	$38.52	$29.96	$25.70

Total Return(c)	16.75%		23.17%	(20.65)%	28.58%	16.87%	25.31%

Net assets, end of period (in 000’s)	$4,152		$3,499	$2,568	$2,476	$1,932	$1,649

Ratio of net expenses to average net assets	1.19	%(d)	1.21%	1.22%	1.23%	1.24%	1.24%

Ratio of total expenses to average net assets	1.19	%(d)	1.21%	1.25%	1.24%	1.25%	1.25%

Ratio of net investment income (loss) to average net assets	(0.13	)%(d)	0.12%	0.13%	0.01%	0.08%	0.33%

Portfolio turnover rate(e)	49%		184%	246%	116%	177%	205%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Investor Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$37.96		$30.83	$38.93	$30.26	$25.93	$20.73

Net investment income(a)	0.06		0.19	0.18	0.14	0.12	0.17

Net realized and unrealized gain (loss)	6.38		7.12	(8.09)	8.67	4.40	5.18

Total from investment operations	6.44		7.31	(7.91)	8.81	4.52	5.35

Distributions to shareholders from net investment income	–		(0.18)	(0.19)	(0.14)	(0.15)	(0.15)

Distributions to shareholders from net realized gains	–		–	–	–	(0.04)	–

Total distributions	–		(0.18)	(0.19)	(0.14)	(0.19)	(0.15)

Net asset value, end of period	$44.40		$37.96	$30.83	$38.93	$30.26	$25.93

Total Return(b)	16.97%		23.71%	(20.31)%	29.13%	17.38%	25.82%

Net assets, end of period (in 000’s)	$23,171		$19,127	$15,645	$20,599	$15,938	$21,591

Ratio of net expenses to average net assets	0.76	%(c)	0.78%	0.78%	0.82%	0.83%	0.85%

Ratio of total expenses to average net assets	0.80	%(c)	0.82%	0.85%	0.87%	0.87%	0.88%

Ratio of net investment income to average net assets	0.30	%(c)	0.54%	0.54%	0.40%	0.46%	0.72%

Portfolio turnover rate(d)	49%		184%	246%	116%	177%	205%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class R6 Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$37.96		$30.82	$38.93	$30.26	$25.93	$20.73

Net investment income(a)	0.08		0.21	0.21	0.17	0.15	0.20

Net realized and unrealized gain (loss)	6.38		7.14	(8.10)	8.67	4.40	5.18

Total from investment operations	6.46		7.35	(7.89)	8.84	4.55	5.38

Distributions to shareholders from net investment income	–		(0.21)	(0.22)	(0.17)	(0.18)	(0.18)

Distributions to shareholders from net realized gains	–		–	–	–	(0.04)	–

Total distributions	–		(0.21)	(0.22)	(0.17)	(0.22)	(0.18)

Net asset value, end of period	$44.42		$37.96	$30.82	$38.93	$30.26	$25.93

Total Return(b)	17.02%		23.85%	(20.26)%	29.24%	17.49%	25.96%

Net assets, end of period (in 000’s)	$2,850,815		$2,407,118	$1,975,694	$2,111,315	$1,536,722	$1,575,990

Ratio of net expenses to average net assets	0.68	%(c)	0.70%	0.69%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	0.68	%(c)	0.70%	0.72%	0.74%	0.74%	0.74%

Ratio of net investment income to average net assets	0.38	%(c)	0.63%	0.65%	0.49%	0.57%	0.84%

Portfolio turnover rate(d)	49%		184%	246%	116%	177%	205%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	U.S. Tax-Managed Equity Fund

	Class P Shares

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31,
			2023	2022	2021	2020	2019

Per Share Data

Net asset value, beginning of period	$37.97		$30.83	$38.94	$30.27	$25.94	$20.74

Net investment income(a)	0.08		0.21	0.21	0.17	0.15	0.20

Net realized and unrealized gain (loss)	6.38		7.14	(8.10)	8.67	4.40	5.18

Total from investment operations	6.46		7.35	(7.89)	8.84	4.55	5.38

Distributions to shareholders from net investment income	–		(0.21)	(0.22)	(0.17)	(0.18)	(0.18)

Distributions to shareholders from net realized gains	–		–	–	–	(0.04)	–

Total distributions	–		(0.21)	(0.22)	(0.17)	(0.22)	(0.18)

Net asset value, end of period	$44.43		$37.97	$30.83	$38.94	$30.27	$25.94

Total Return(b)	17.01%		23.84%	(20.25)%	29.23%	17.48%	25.94%

Net assets, end of period (in 000’s)	$251,382		$217,597	$174,254	$221,902	$152,775	$138,399

Ratio of net expenses to average net assets	0.68	%(c)	0.70%	0.69%	0.73%	0.73%	0.73%

Ratio of total expenses to average net assets	0.68	%(c)	0.70%	0.72%	0.74%	0.74%	0.74%

Ratio of net investment income to average net assets	0.38	%(c)	0.63%	0.64%	0.49%	0.59%	0.83%

Portfolio turnover rate(d)	49%		184%	246%	116%	177%	205%

(a)	Calculated based on the average shares outstanding methodology.
(b)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements June 30, 2024 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs International Tax-Managed Equity Fund	A, C, Institutional, Investor, R6 and P	Diversified

Goldman Sachs U.S. Tax-Managed Equity Fund	A, C, Institutional, Service, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6 and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims, if any, are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered, if any, are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, unrealized gains and losses are recorded daily and become realized gains and losses upon disposition or termination of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

30

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid

International Tax-Managed Equity Fund	Annually	Annually

U.S. Tax-Managed Equity Fund	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

F.  In-Kind Transactions — Each Fund may allow investors, under certain circumstances, to purchase shares with securities instead of cash. In addition, the Trust reserves the right to redeem an investor’s shares by distributing securities instead of cash. These are known as in-kind transactions. Securities included as part of in-kind purchases and redemptions of Fund shares are valued in the same manner as they are valued for purposes of computing a Fund’s NAV, in accordance with each Fund’s Valuation Procedures, and such valuations are as of the date the trade is submitted pursuant to the procedures specified in the Funds’ prospectus.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

31

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations,

32

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2024:

International Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$2,328,056	$235,775,308	$—
Europe	2,694,681	499,083,162	—
North America	1,558,249	71,657,006	—
Oceania	337,176	51,156,732	—

Total	$6,918,162	$857,672,208	$—

Derivative Type

Assets

Futures Contracts(b)	$13,437	$—	$—

Liabilities

Futures Contracts(b)	$(64,795)	$—	$—

33

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

U.S. Tax-Managed Equity Fund

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)
Asia	$890,301	$—	$—
Europe	18,294,433	—	—
North America	3,164,727,709	—	—
South America	11,485,317	—	—
Investment Company	1,084,715	—	—

Total	$3,196,482,475	$—	$—

Derivative Type

Assets

Futures Contracts(b)	$14,011	$—	$—

Liabilities

Futures Contracts(b)	$(20,205)	$—	$—

(a)

Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of June 30, 2024. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure:

International Tax-Managed Equity Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$13,437	Variation margin on futures contracts	$(64,795)

U.S. Tax-Managed Equity Fund
Risk	Statement of Assets and Liabilities	Assets[1]	Statement of Assets and Liabilities	Liabilities[1]
Equity	Variation margin on futures contracts	$14,011	Variation margin on futures contracts	$(20,205)

[1]

Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedule of Investments. Only the variation margin as of June 30, 2024 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended June 30, 2024. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

34

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

International Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$574,109	$(67,591)

U.S. Tax-Managed Equity Fund

Risk	Statement of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)

Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	343,515	(100,677)

For the six months ended June 30, 2024, the relevant values for each derivative type was as follows:

Average number of Contracts(a)
Fund	Futures Contracts
International Tax-Managed Equity Fund	231
U.S. Tax-Managed Equity Fund	88

(a)

Amounts disclosed represent average number of contracts for futures contracts, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended June 30, 2024.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended June 30, 2024, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate

Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate	Effective Net Management Rate^

International Tax-Managed Equity Fund	0.85%	0.77%	0.73%	0.72%	0.71%	0.85%	0.85%

U.S. Tax-Managed Equity Fund	0.70	0.63	0.60	0.59	0.58	0.64	0.64

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated Underlying Funds, if any.

The International Tax-Managed Equity and U.S. Tax-Managed Equity Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended June 30, 2024, GSAM waived $495 and $1,369 of the International Tax-Managed Equity and U.S. Tax-Managed Equity Funds’ management fees, respectively.

35

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service

Distribution and/or Service Plan	0.25%	0.75%	0.25%

*

With respect to Class A Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended June 30, 2024, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge

Fund	Class A	Class C

International Tax-Managed Equity Fund	$318	$—

U.S. Tax-Managed Equity Fund	2,953	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.15% of the average daily net assets of Class A, Class C and Investor Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.05% and 0.04% as an annual percentage rate of the average daily net assets attributable to the Class A, Class C and Investor Shares of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund, respectively. This arrangement will remain in effect through at least April 29, 2025, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

36

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund are 0.014% and 0.044%, respectively. These Other Expense limitations will remain in place through at least April 29, 2025, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

Goldman Sachs may voluntarily waive a portion of any payments under a Fund’s Distribution and Service Plan and Transfer Agency Agreement, and these waivers are in addition to what is stipulated in any contractual fee waiver arrangements (as applicable). These temporary waivers may be modified or terminated at any time at the option of Goldman Sachs without shareholder approval.

For the six months ended June 30, 2024, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

International Tax-Managed Equity Fund	$495	$5,494	$356,291	$362,280

U.S. Tax-Managed Equity Fund	1,370	26,322	—	27,692

G. Line of Credit Facility — As of June 30, 2024, the Funds participated in a $1,150,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2024, the Funds did not have any borrowings under the facility. Prior to April 16, 2024 the facility was $1,110,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2024, Goldman Sachs did not earn any brokerage commissions from portfolio transactions on behalf of the International Tax-Managed Equity Fund and the U.S. Tax-Managed Equity Fund.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended June 30, 2024:

International Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$ –	$19,092,977	$(19,092,977)	$–	–	$10,687

37

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

U.S. Tax-Managed Equity Fund

Underlying Fund	Beginning value as of December 31, 2023	Purchases at Cost	Proceeds from Sales	Ending value as of June 30, 2024	Shares as of June 30, 2024	Dividend Income

Goldman Sachs Financial Square Government Fund - Institutional Shares
	$–	$49,412,770	$(48,328,055)	$1,084,715	1,084,715	$41,255

As of June 30, 2024, the Goldman Sachs Global Tax-Aware Equity Portfolio was beneficial owner of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Global Tax-Aware Equity Portfolio

International Tax-Managed Equity Fund	87%

U.S. Tax-Managed Equity Fund	86

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2024, were as follows:

Fund	Purchases	Sales	Sales In-Kind

International Tax-Managed Equity Fund	$904,852,020	$860,644,143	$—

U.S. Tax-Managed Equity Fund	1,474,716,126	1,448,002,561	66,300,967

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM,

38

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

7. SECURITIES LENDING (continued)

for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of June 30, 2024, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended June 30, 2024, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended June 30, 2024
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs	Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of June 30, 2024

International Tax-Managed Equity Fund	$612	$161	$—

U.S. Tax-Managed Equity Fund	9	—	—

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended June 30, 2024:

	Beginning value as	Purchases	Proceeds	Ending value as
Fund	of December 31, 2023	at Cost	from Sales	of June 30, 2024

International Tax-Managed Equity Fund	$258,075	$14,860,295	$(15,118,370)	$—

U.S. Tax-Managed Equity Fund	—	2,322,400	(2,322,400)	—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, December 31, 2023, the Funds’ capital loss carryforwards and certain timing differences, on a tax-basis were as follows:

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Capital loss carryforwards:

Perpetual Short-Term	$(71,003,744)	$(4,629,537)

Timing differences — (Real Estate Investment Trusts and post October loss deferral)	—	(9,064,676)

39

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

8. TAX INFORMATION (continued)

As of June 30, 2024, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows.

	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

Tax Cost	$ 689,731,988	$1,621,799,449

Gross unrealized gain	182,885,011	1,576,477,098

Gross unrealized loss	(8,026,629)	(1,794,072)

Net unrealized gain (loss)	$ 174,858,382	$1,574,683,026

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains/(losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment company investments and underlying fund investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals,

40

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

9. OTHER RISKS (continued)

accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Management Risk — A strategy used by the Investment Adviser may fail to produce the intended results.

Market Risk — The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.

Tax-Managed Investment Risk — Because the Investment Adviser balances investment considerations and tax considerations, the pre-tax performance of the Goldman Sachs Tax-Advantaged Global Equity Portfolio may be lower than the performance of similar funds that are not tax-managed. This is because the Investment Adviser may choose not to make certain investments that may result in taxable distributions to the Goldman Sachs Tax-Advantaged Global Equity Portfolio. Even though tax managed strategies are being used, they may not reduce the amount of taxable income and capital gains distributed by the Goldman Sachs Tax-Advantaged Global Equity Portfolio to shareholders.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

41

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Notes to Financial Statements (continued) June 30, 2024 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	International Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	29,950	$371,389	39,765	$437,162

Reinvestment of distributions	—	—	8,191	94,610

Shares redeemed	(40,329)	(496,904)	(148,274)	(1,611,524)

	(10,379)	(125,515)	(100,318)	(1,079,752)

Class C Shares

Shares sold	2,772	33,776	4,224	46,057

Reinvestment of distributions	—	—	785	8,889

Shares redeemed	(7,613)	(91,928)	(18,672)	(200,149)

	(4,841)	(58,152)	(13,663)	(145,203)

Institutional Shares

Shares sold	262,606	3,299,333	186,496	2,052,357

Reinvestment of distributions	—	—	25,151	291,250

Shares redeemed	(141,095)	(1,778,313)	(130,139)	(1,464,199)

	121,511	1,521,020	81,508	879,408

Investor Shares

Shares sold	595,474	7,367,368	287,861	3,183,834

Reinvestment of distributions	—	—	22,310	258,344

Shares redeemed	(76,781)	(953,735)	(197,230)	(2,173,352)

	518,693	6,413,633	112,941	1,268,826

Class R6 Shares

Shares sold	7,527,610	95,681,226	889,773	9,525,227

Reinvestment of distributions	—	—	1,385,622	15,920,795

Shares redeemed	(21,056)	(265,434)	(42,160)	(464,727)

Shares redeemed in connection with in-kind transactions	—	—	(6,310,680)	(65,000,000)

	7,506,554	95,415,792	(4,077,445)	(40,018,705)

Class P Shares

Shares sold	169,247	2,108,825	237,205	2,628,300

Reinvestment of distributions	—	—	137,993	1,586,920

Shares redeemed	(310,163)	(3,851,567)	(709,510)	(7,792,418)

	(140,916)	(1,742,742)	(334,312)	(3,577,198)

NET INCREASE (DECREASE) IN SHARES	7,990,622	$101,424,036	(4,331,289)	$(42,672,624)

42

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Tax-Managed Equity Fund

	For the Six Months Ended June 30, 2024 (Unaudited)		For the Fiscal Year Ended December 31, 2023

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	42,105	$1,754,769	185,487	$6,252,891

Reinvestment of distributions	—	—	5,256	193,480

Shares redeemed	(143,397)	(5,931,376)	(809,867)	(26,316,008)

	(101,292)	(4,176,607)	(619,124)	(19,869,637)

Class C Shares

Shares sold	28,105	1,049,272	31,176	965,454

Shares redeemed	(49,341)	(1,893,271)	(149,896)	(4,677,611)

	(21,236)	(843,999)	(118,720)	(3,712,157)

Institutional Shares

Shares sold	70,151	2,936,547	479,052	15,945,500

Reinvestment of distributions	—	—	5,341	201,655

Shares redeemed	(94,007)	(3,852,410)	(968,545)	(32,832,489)

	(23,856)	(915,863)	(484,152)	(16,685,334)

Service Shares

Shares sold	6,452	262,948	17,271	582,408

Reinvestment of distributions	—	—	107	3,951

Shares redeemed	(4,925)	(192,792)	(8,337)	(281,968)

	1,527	70,156	9,041	304,391

Investor Shares

Shares sold	30,858	1,278,945	58,696	1,953,761

Reinvestment of distributions	—	—	2,386	89,293

Shares redeemed	(12,955)	(536,008)	(64,681)	(2,201,547)

	17,903	742,937	(3,599)	(158,493)

Class R6 Shares

Shares sold	2,658,397	113,953,405	1,064,557	36,406,797

Reinvestment of distributions	—	—	348,377	13,036,248

Shares redeemed	(1,897)	(77,115)	(11,187)	(369,466)

Shares redeemed in connection with in-kind transactions	(1,896,783)	(70,750,000)	(2,079,300)	(75,750,000)

	759,717	43,126,290	(677,553)	(26,676,421)

Class P Shares

Shares sold	118,795	4,815,748	309,593	10,549,826

Reinvestment of distributions	—	—	31,509	1,179,388

Shares redeemed	(192,462)	(8,207,606)	(261,503)	(8,839,509)

	(73,667)	(3,391,858)	79,599	2,889,705

NET INCREASE (DECREASE) IN SHARES	559,096	$34,611,056	(1,814,508)	$(63,907,946)

43

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background

The Goldman Sachs International Tax-Managed Equity Fund and Goldman Sachs U.S. Tax-Managed Equity Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held throughout the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.

The Management Agreement was most recently approved for continuation until June 30, 2025 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 11-12, 2024 (the “Annual Meeting”).

The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held two meetings over the course of the year since the Management Agreement was last approved. At those Committee meetings, regularly scheduled Board or other committee meetings, and/or the Annual Meeting, matters relevant to the renewal of the Management Agreement were considered by the Board, or the Independent Trustees, as applicable. With respect to each Fund, such matters included:

(a)	the nature and quality of the advisory, administrative, and other services provided to the Fund by the Investment Adviser and its affiliates, including information about:
(i)	the structure, staff, and capabilities of the Investment Adviser and its portfolio management teams;
(ii)

the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services, and operations); controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, compliance testing, market risk analysis, finance, and central funding); sales and distribution support groups, and others (e.g., information technology and training);

(iii)	trends in employee headcount;
(iv)	the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v)	the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b)

information on the investment performance of the Fund, including comparisons to the performance of similar mutual funds, as provided by a third-party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and a benchmark performance index; and information on general investment outlooks in the markets in which the Fund invests;

(c)

information provided by the Investment Adviser indicating the Investment Adviser’s views on whether the Fund’s peer group and/or benchmark index had high, medium, or low relevance given the Fund’s particular investment strategy;

(d)	the terms of the Management Agreement and other agreements with affiliated service providers entered into by the Trust on behalf of the Fund;
(e)	fee and expense information for the Fund, including:
(i)	the relative management fee and expense levels of the Fund as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii)	the Fund’s expense trends over time; and
(iii)

to the extent the Investment Adviser manages other types of accounts (such as bank collective trusts, private wealth management accounts, institutional separate accounts, sub-advised mutual funds, and non-U.S. funds) having investment objectives and policies similar to those of the Fund, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;

(f)	with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Fund;
(g)	the undertakings of the Investment Adviser and its affiliates to implement fee waivers and/or expense limitations;
(h)	information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of the Fund to the Investment Adviser and its affiliates;
(i)	whether the Fund’s existing management fee schedule adequately addressed any economies of scale;

44

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(j)

a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Fund, including the fees received by the Investment Adviser’s affiliates from the Fund for transfer agency, securities lending, portfolio trading, distribution and other services;

(k)	a summary of potential benefits derived by the Fund as a result of its relationship with the Investment Adviser;
(l)	information regarding commissions paid by the Fund and broker oversight, other information regarding portfolio trading, and how the Investment Adviser carries out its duty to seek best execution;
(m)	portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined; and the number and types of accounts managed by the portfolio managers;
(n)

the nature and quality of the services provided to the Fund by its unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administrative services provided under the Management Agreement; and

(o)

the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Fund’s compliance program; and periodic compliance reports.

The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity, and payment of distribution, service, and shareholder administration fees, as applicable. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution, and/or servicing of Fund shares. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual funds for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser and its affiliates, their services, and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and the Investment Adviser addressed the questions and concerns of the Trustees, including concerns regarding the investment performance of certain of the funds they oversee. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. In addition, the Investment Adviser and its affiliates provided the Independent Trustees with a written response to a formal request for information sent on behalf of the Independent Trustees by their independent legal counsel. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present.

Nature, Extent, and Quality of the Services Provided Under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services provided to the Funds by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that are provided by the Investment Adviser and its affiliates. The Trustees noted the transition in the leadership and changes in personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. They also noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Funds and their service providers operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser continued to commit substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser and its affiliates.

Investment Performance

The Trustees also considered the investment performance of the Funds. In this regard, they compared the investment performance of each Fund to its peers using rankings and ratings compiled by the Outside Data Provider as of December 31, 2023, and updated performance information prepared by the Investment Adviser using the peer group identified by the Outside Data Provider as of March 31, 2024. The information on each Fund’s investment performance was provided for the one-, three-, five-, and ten-year periods ending on the applicable dates. The Trustees also reviewed each Fund’s investment performance relative to its performance benchmark. As part of this review, they considered the investment performance trends of the Funds over time, and reviewed the investment performance of each Fund in light of its investment objective and policies and market conditions.

45

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s senior management and portfolio management personnel in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management. They noted the efforts of the Funds’ portfolio management team to continue to enhance the investment models used in managing the Funds.

The Trustees observed that the International Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group and had outperformed the Fund’s benchmark index for the one-, three-, five-, and ten-year periods March 31, 2024. They noted that the U.S. Tax-Managed Equity Fund’s Institutional Shares had placed in the top half of the Fund’s peer group for the one- and three-year periods, and in the third quartile of the Fund’s peer group for the five- and ten-year periods, had outperformed the Fund’s benchmark index for the one- and three-year periods and underperformed for the five- and ten-year periods ended March 31, 2024.

Costs of Services Provided and Competitive Information

The Trustees considered the contractual terms of the Management Agreement and the fee rates payable by each Fund thereunder. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.

In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds. The analyses provided a comparison of each Fund’s management fee and breakpoints to those of a relevant peer group and category universe; an expense analysis which compared each Fund’s overall net and gross expenses to a peer group and a category universe; and data comparing each Fund’s net expenses to the peer and category medians. The analyses also compared each Fund’s other expenses and fee waivers/reimbursements to those of the peer group and category medians. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.

In addition, the Trustees considered the Investment Adviser’s undertakings to implement fee waivers and/or expense limitations. They also considered, to the extent that the Investment Adviser manages other types of accounts having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to other types of accounts which, in many cases, operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, and were less time-intensive.

In addition, the Trustees noted that shareholders are able to redeem their shares at any time if shareholders believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability

The Trustees reviewed each Fund’s contribution to the Investment Adviser’s revenues and pre-tax profit margins. In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service), and information on the Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also noted that the internal audit group within the Goldman Sachs organization periodically audits the expense allocation methodology and that the internal audit group was satisfied with the reasonableness, consistency, and accuracy of the Investment Adviser’s expense allocation methodology. Profitability data for each Fund was provided for 2023 and 2022, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability.

46

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Economies of Scale

The Trustees considered the information that had been provided regarding whether there have been economies of scale with respect to the management of the Funds. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

Average Daily Net Assets	International Tax- Managed Equity Fund	U.S. Tax-Managed Equity Fund

First $1 billion	0.85%	0.70%
Next $1 billion	0.77	0.63
Next $3 billion	0.73	0.60
Next $3 billion	0.72	0.59
Over $8 billion	0.71	0.58

The Trustees noted that the breakpoints were designed to share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer groups; and the Investment Adviser’s undertaking to limit certain expenses of the Funds that exceed specified levels as well as Goldman Sachs & Co. LLC’s (“Goldman Sachs”) undertaking to waive a portion of its transfer agency fee with respect to certain share classes of each of the Funds. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability, if any, would be passed along to shareholders at the specified asset levels. They also noted that the Investment Adviser had passed along savings to shareholders of the U.S. Tax-Managed Equity Fund, which had asset levels above at least the first breakpoint during the prior fiscal year.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds as stated above, including: (a) transfer agency fees received by Goldman Sachs; (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (d) fees earned by Goldman Sachs Agency Lending (“GSAL”), an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the fund in which the Funds’ cash collateral is invested); (e) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (f) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (g) Goldman Sachs’ retention of certain fees as Fund Distributor; (h) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; (i) the investment of cash and cash collateral in money market funds managed by the Investment Adviser that will result in increased assets under management for those money market funds; (j) the investment in exchange-traded funds (“ETFs”) managed by the Investment Adviser that will result in increased assets under management for those ETFs and may facilitate the development of the Investment Adviser’s ETF advisory business; and (k) the possibility that the working relationship between the Investment Adviser and the Funds’ third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of these fall-out benefits.

Other Benefits to the Funds and Their Shareholders

The Trustees also noted that the Funds receive certain other potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing from vendors due to the volume of business generated by the Investment Adviser and its affiliates; (c) enhanced servicing from broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties on behalf of the Funds as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; (h) the Funds’ ability to participate in the securities lending

47

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

program administered by GSAL, as measured by the revenue received by the Funds in connection with the program; and (i) the Funds’ access to certain affiliated distribution channels. In addition, the Trustees noted the competitive nature of the mutual fund marketplace, and considered that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees unanimously concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders and that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2025.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent TRUSTEES (continued) Michael Latham James A. McNamara Lawrence W. Stranghoener Paul C. Wirth OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Funds’ statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	August 29, 2024

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 29, 2024